Nuveen Multi-Asset Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
NMAI
Shares Description (a) Value
LONG-TERM INVESTMENTS - 143.5%  (92.3% of Total Investments)
X –
COMMON STOCKS - 50.1% (32.2% of Total Investments) X 216,245,682
Automobiles & Components - 1.2%
970,200 Astra International Tbk PT $ 389,690
8,059 BYD Co Ltd, Class A 263,548
208,000 Geely Automobile Holdings Ltd 243,927
7,291 (b) Tesla Inc 1,824,354
135,000 (b) Toyota Motor Corp 2,421,944
Total Automobiles & Components 5,143,463
Banks - 4.2%
194,276 Banco Bilbao Vizcaya Argentaria SA 1,572,262
1,128,800 Bank Mandiri Persero Tbk PT 439,359
11,601 Bank of America Corp 317,635
823,200 Bank Rakyat Indonesia Persero Tbk PT 278,022
14,441 BNP Paribas SA 918,249
59,986 China Merchants Bank Co Ltd, Class A 272,878
14,846 Commonwealth Bank of Australia 948,304
1,754 Credicorp Ltd 224,459
38,800 Grupo Financiero Banorte SAB de CV 325,295
30,427 HDFC Bank Ltd, ADR 1,795,497
108,834 ING Groep NV 1,434,439
15,178 (c) JPMorgan Chase & Co 2,201,114
7,006 KB Financial Group Inc 285,753
247,700 Mitsubishi UFJ Financial Group Inc 2,099,048
71,057 Nordea Bank Abp 780,091
1,309 PNC Financial Services Group Inc/The 160,706
48,100 Sumitomo Mitsui Financial Group Inc 2,362,962
1,914 Truist Financial Corp 54,760
34,752 Wells Fargo & Co 1,419,967
Total Banks 17,890,800
Capital Goods - 4.0%
19,082 Airbus SE 2,554,097
708 Allegion plc 73,774
14,591 Ashtead Group PLC 884,836
1,022 (b) Boeing Co/The 195,897
3,064 Caterpillar Inc 836,472
18,180 Cie de Saint-Gobain 1,088,080
18,281 Contemporary Amperex Technology Co
Ltd, Class A
510,638
4,000 Daikin Industries Ltd 627,087
333 Deere & Co 125,667
1,361 Dover Corp 189,873
2,158 Eaton Corp PLC 460,258
2,691 Eiffage SA 255,423
80,900 (b) Embraer SA 277,148
15,400 Ferrovial SE 470,578
39,300 (b) Hitachi Ltd 2,435,717
6,801 Honeywell International Inc 1,256,417
1,823 Masco Corp 97,439
253 Northrop Grumman Corp 111,368
645 Parker-Hannifin Corp 251,240
3,701 Raytheon Technologies Corp 266,361
11,445 Siemens AG 1,635,589
1,340 Trane Technologies PLC 271,899
1,353 United Rentals Inc 601,503

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares Description (a) Value
Capital Goods (continued)
14,869 Vinci SA $ 1,644,973
Total Capital Goods 17,122,334
Commercial & Professional Services - 0.9%
7,007 (b),(c) Casella Waste Systems Inc, Class A 534,634
147,135 Cleanaway Waste Management Ltd 229,157
44,600 Infomart Corp 119,598
35,700 Recruit Holdings Co Ltd 1,092,242
3,350 Republic Services Inc 477,409
4,739 Waste Connections Inc 636,448
6,126 Waste Management Inc 933,847
Total Commercial & Professional Services 4,023,335
Consumer Discretionary Distribution & Retail - 1.6%
153,900 (b) Alibaba Group Holding Ltd 1,668,612
12,677 (b),(c) Alibaba Group Holding Ltd, Sponsored
ADR
1,099,603
15,429 (b),(c) Amazon.com Inc 1,961,334
15,692 (b) Baozun Inc 48,645
1 (b) Belk Inc 8
26,200,400 (b) GoTo Gojek Tokopedia Tbk PT 143,348
2,432 Home Depot Inc/The 734,853
23,900 JD.com Inc, Class A 347,717
1,050 Lowe's Cos Inc 218,232
515,600 (b) Magazine Luiza SA 217,460
3,824 (b) PDD Holdings Inc 375,020
2,300 TJX Cos Inc/The 204,424
Total Consumer Discretionary Distribution & Retail 7,019,256
Consumer Durables & Apparel - 1.5%
2,860 Kering SA 1,299,478
1,096 LVMH Moet Hennessy Louis Vuitton SE 827,294
13,191 Moncler SpA 764,484
6,517 NIKE Inc, Class B 623,155
34 (b) NVR Inc 202,752
33,100 Sony Group Corp 2,706,771
Total Consumer Durables & Apparel 6,423,934
Consumer Services - 0.8%
174,789 (b) 24 Hour Fitness Worldwide Inc 1,049
83,128 (b) 24 Hour Fitness Worldwide Inc 499
116,034 Arcos Dorados Holdings Inc, Class A 1,097,682
38 (b) Booking Holdings Inc 117,190
96 (b) Crown Finance US Inc 2,230
1,664 Hilton Worldwide Holdings Inc 249,899
4,656 McDonald's Corp 1,226,577
32,851 (b) Melco Resorts & Entertainment Ltd 324,896
438,000 (b) Wynn Macau Ltd 416,544
1,750 Wynn Resorts Ltd 161,717
Total Consumer Services 3,598,283
Consumer Staples Distribution & Retail - 0.7%
124,900 (b) Almacenes Exito SA 345,885
124,900 (b) Cia Brasileira de Distribuicao 86,968
2,020 Costco Wholesale Corp 1,141,219
146,783 Sendas Distribuidora S/A 355,091
7,791 Walmart Inc 1,246,015
Total Consumer Staples Distribution & Retail 3,175,178

Shares Description (a) Value
Energy - 6.0%
27,680 (b) Antero Resources Corp $ 702,518
77,861 BP PLC 501,887
9,763 Cheniere Energy Inc 1,620,267
3,451 Chevron Corp 581,908
3,209 ConocoPhillips 384,438
4,720 Diamondback Energy Inc 731,034
3,951 DT Midstream Inc 209,087
47,382 Enbridge Inc 1,572,609
12,521 (c) Energy Transfer LP 175,670
9,438 (c) Enterprise Products Partners LP 258,318
2,500 EOG Resources Inc 316,900
55,894 Equinor ASA 1,831,760
24,392 (c) Exxon Mobil Corp 2,868,011
20,326 Gibson Energy Inc 290,767
5,615 Keyera Corp 131,833
68,686 (c) Kinder Morgan Inc 1,138,814
3,909 MPLX LP 139,043
10,964 (c) ONEOK Inc 695,446
24,708 Pembina Pipeline Corp 742,923
47,700 PTT Exploration & Production PCL 222,575
7,238 (b) Quarternorth Energy Holding Inc 948,178
23,706 Reliance Industries Ltd, Sponsored GDR,
144A
1,325,165
115,984 Shell PLC 3,676,022
9,671 Targa Resources Corp 828,998
14,672 TC Energy Corp 504,568
19,101 TotalEnergies SE 1,255,878
7,368 (b) Transocean Ltd 60,491
75,600 Ultrapar Participacoes SA 282,003
6,953 Valero Energy Corp 985,310
27,976 Williams Cos Inc/The 942,511
Total Energy 25,924,932
Financial Services - 1.3%
2,651 American Express Co 395,503
39,700 Banco BTG Pactual SA 245,393
1,272 (b) Berkshire Hathaway Inc, Class B 445,581
270 BlackRock Inc 174,552
6,523 Charles Schwab Corp/The 358,113
1,864 Fidelity National Information Services Inc 103,023
2,079 (b) Fiserv Inc 234,844
765 Goldman Sachs Group Inc/The 247,531
7,500 Hong Kong Exchanges & Clearing Ltd 278,346
1,348 Intercontinental Exchange Inc 148,307
595 Mastercard Inc, Class A 235,566
8,903 Morgan Stanley 727,108
31,000 ORIX Corp 578,844
473 S&P Global Inc 172,839
23,800 SBI Holdings Inc 500,890
3,587 Visa Inc, Class A 825,046
Total Financial Services 5,671,486
Food, Beverage & Tobacco - 1.5%
14,869 Coca-Cola Co/The 832,367
11,374 Diageo PLC 419,338
17,144 Fomento Economico Mexicano SAB de CV,
Sponsored ADR
1,871,268
10,441 Heineken NV 920,494
10,536 Keurig Dr Pepper Inc 332,621
4,815 Mondelez International Inc, Class A 334,161
11,894 (b) Monster Beverage Corp 629,787

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares Description (a) Value
Food, Beverage & Tobacco (continued)
5,138 Nestle SA $ 581,601
972 PepsiCo Inc 164,696
4,368 Philip Morris International Inc 404,389
Total Food, Beverage & Tobacco 6,490,722
Health Care Equipment & Services - 1.3%
6,287 Abbott Laboratories 608,896
13,135 (b) Boston Scientific Corp 693,528
916 Cigna Group/The 262,040
1,012 Elevance Health Inc 440,645
5,813 EssilorLuxottica SA 1,011,146
857 HCA Healthcare Inc 210,805
2,851 Medtronic PLC 223,404
12,280 (b),(d) Millennium Health LLC 1,695
11,534 (b),(d) Millennium Health LLC 438
2,677 Stryker Corp 731,544
2,871 UnitedHealth Group Inc 1,447,529
Total Health Care Equipment & Services 5,631,670
Household & Personal Products - 0.9%
224,505 Haleon PLC 930,593
6,824 Kenvue Inc 137,026
8,107 Procter & Gamble Co/The 1,182,487
8,356 Reckitt Benckiser Group PLC 589,271
12,800 Shiseido Co Ltd 448,565
10,616 Unilever PLC 525,139
Total Household & Personal Products 3,813,081
Insurance - 0.5%
4,508 American International Group Inc 273,185
1,510 Chubb Ltd 314,352
2,274 Marsh & McLennan Cos Inc 432,742
2,690 MetLife Inc 169,228
38,500 Ping An Insurance Group Co of China Ltd 218,358
1,820 Zurich Insurance Group AG 832,751
Total Insurance 2,240,616
Materials - 3.2%
41,347 BHP Group Ltd 1,161,471
820 Celanese Corp 102,926
13,370 Corteva Inc 684,009
34,441 (b) CRH PLC 1,884,956
9,648 Crown Holdings Inc 853,655
2,962 DuPont de Nemours Inc 220,935
29,792 Freeport-McMoRan Inc 1,110,944
350,007 Glencore PLC 1,993,118
14,821 Heidelberg Materials AG 1,147,892
2,026 International Flavors & Fragrances Inc 138,112
7,992 Linde PLC 2,973,478
712 Linde PLC 265,113
789 Packaging Corp of America 121,151
20,002 Pan American Silver Corp 289,629
277 Reliance Steel & Aluminum Co 72,638
36,000 Vale SA 484,006
26,619 Vale SA, Sponsored ADR 356,695
Total Materials 13,860,728

Shares Description (a) Value
Media & Entertainment - 1.9%
7,496 (b) Alphabet Inc, Class A $ 980,927
1,014 (b) Alphabet Inc, Class C 133,696
32,050 (b) Baidu Inc, Class A 539,423
12,183 Comcast Corp, Class A 540,194
58,224 Grupo Televisa SAB, Sponsored ADR 177,583
67,358 (b) HUYA Inc, ADR 191,297
5,331 (b) Meta Platforms Inc 1,600,419
34,410 Nintendo Co Ltd 1,429,837
19,306 (b) Sea Ltd, ADR 848,499
30,400 Tencent Holdings Ltd 1,178,423
7,919 (b) Walt Disney Co/The 641,835
Total Media & Entertainment 8,262,133
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
4,591 AbbVie Inc 684,334
25,160 AstraZeneca PLC 3,393,692
36,150 Bayer AG 1,736,082
306,000 CSPC Pharmaceutical Group Ltd 223,791
63,500 Daiichi Sankyo Co Ltd 1,738,458
772 Danaher Corp 191,533
2,372 Gilead Sciences Inc 177,758
3,201 Johnson & Johnson 498,556
2,391 Lonza Group AG 1,105,950
8,729 Merck & Co Inc 898,650
15,281 Novartis AG 1,560,628
45,290 Novo Nordisk A/S, Class B 4,123,708
2,341 Sanofi, ADR 125,571
1,014 Zoetis Inc 176,416
Total Pharmaceuticals, Biotechnology & Life Sciences 16,635,127
Semiconductors & Semiconductor Equipment - 2.9%
1,012 Analog Devices Inc 177,191
1,442 Applied Materials Inc 199,645
3,271 ASML Holding NV 1,925,801
3,087 (b) Bright Bidco BV 1,439
4,217 (b) Bright Bidco BV 1,965
1,962 Broadcom Inc 1,629,598
2,151 Intel Corp 76,468
171 Lam Research Corp 107,178
30,000 MediaTek Inc 685,886
2,149 Micron Technology Inc 146,196
5,764 NVIDIA Corp 2,507,282
845 NXP Semiconductors NV 168,932
23,000 Silergy Corp 218,013
6,072 SK Hynix Inc 514,084
120,000 Taiwan Semiconductor Manufacturing Co
Ltd
1,956,748
20,431 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
1,775,454
1,264 Texas Instruments Inc 200,989
Total Semiconductors & Semiconductor Equipment 12,292,869
Software & Services - 1.5%
1,393 Accenture PLC, Class A 427,804
21,660 (b) Avaya Inc 181,402
4,662 (b) Avaya Inc 39,044
12,589 Microsoft Corp 3,974,977
2,581 Oracle Corp 273,380
3,818 (b) Salesforce Inc 774,214

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares Description (a) Value
Software & Services (continued)
1,357 (b) ServiceNow Inc $ 758,509
Total Software & Services 6,429,330
Technology Hardware & Equipment - 1.7%
19,150 Apple Inc 3,278,671
4,406 Cisco Systems Inc 236,867
150,400 Foxconn Industrial Internet Co Ltd, Class A 407,876
1,038 Motorola Solutions Inc 282,585
60,522 Samsung Electronics Co Ltd 3,059,636
1,904 TE Connectivity Ltd 235,201
Total Technology Hardware & Equipment 7,500,836
Telecommunication Services - 0.4%
18,029 Cellnex Telecom SA, 144A 627,085
13,858 Infrastrutture Wireless Italiane Spa 164,666
205,390 Koninklijke KPN NV 676,691
1,553 (b) T-Mobile US Inc 217,497
Total Telecommunication Services 1,685,939
Transportation - 3.6%
13,925 Aena SME SA 2,095,400
3,914 Aeroports de Paris 461,582
99,512 Atlas Arteria Ltd 352,351
225,640 Auckland International Airport Ltd 1,069,727
4,141 Canadian National Railway Co 448,595
3,511 Canadian Pacific Railway Ltd 261,254
9,500 Central Japan Railway Co 231,021
86,000 China Merchants Port Holdings Co Ltd 106,901
14,407 CSX Corp 443,015
13,167 DHL Group 534,258
5,264 DSV A/S 980,898
8,300 East Japan Railway Co 474,983
32,280 Enav Spa 119,380
4,171 Flughafen Zurich AG 794,142
3,206 (b) Fraport AG Frankfurt Airport Services
Worldwide
169,492
41,219 Getlink SE 657,109
4,498 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
390,921
3,076 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
505,602
39,190 International Container Terminal Services
Inc
143,171
14,800 Japan Airport Terminal Co Ltd 626,992
13,600 Kamigumi Co Ltd 280,078
21,350 Localiza Rent a Car SA 248,730
40,450 Port of Tauranga Ltd 142,518
69,116 Qube Holdings Ltd 126,951
268,262 Transurban Group 2,179,805
6,845 Union Pacific Corp 1,393,847
938 United Parcel Service Inc, Class B 146,206
Total Transportation 15,384,929
Utilities - 4.6%
4,476 (c) Ameren Corp 334,939
5,607 American Electric Power Co Inc 421,759
6,133 (c) American Water Works Co Inc 759,449
67,922 APA Group 361,333
540 Brookfield Infrastructure Corp, Class A 19,084
2,049 Brookfield Renewable Corp, Class A 49,053

Shares Description (a) Value
Utilities (continued)
1,216 (c) California Water Service Group $ 57,529
17,256 (c) CenterPoint Energy Inc 463,324
53,000 CK Infrastructure Holdings Ltd 250,072
31,000 CLP Holdings Ltd 228,900
12,193 (c) CMS Energy Corp 647,570
1,485 (c) Consolidated Edison Inc 127,012
22,508 Contact Energy Ltd 108,443
3,107 Dominion Energy Inc 138,790
3,911 DTE Energy Co 388,284
3,932 Duke Energy Corp 347,038
4,919 E.ON SE 58,172
79,316 EDP - Energias de Portugal SA 329,791
509 Elia Group SA/NV 49,811
3,708 Emera Inc 129,456
9,891 Endesa SA 201,296
261,902 Enel Spa 1,606,177
11,056 Engie SA 169,557
2,776 (c) Evergy Inc 140,743
16,651 Exelon Corp 629,241
136,000 Hong Kong & China Gas Co Ltd 94,627
15,494 Hydro One Ltd 394,465
55,516 Iberdrola SA 620,916
24,962 Infratil Ltd 152,808
55,961 Italgas Spa 286,309
16,052 Meridian Energy Ltd 49,366
5,436 National Grid PLC, Sponsored ADR 329,585
28,721 (c) NextEra Energy Inc 1,645,426
3,201 NextEra Energy Partners LP 95,070
9,147 (c) NiSource Inc 225,748
33,884 (b),(c) PG&E Corp 546,549
2,294 Portland General Electric Co 92,861
7,687 PPL Corp 181,106
52,172 RWE AG 1,936,614
33,800 Sembcorp Industries Ltd 125,631
1,046 Sempra 71,159
8,383 Severn Trent PLC 241,894
84,907 Snam Spa 398,407
28,948 (c) Southern Co/The 1,873,515
24,020 SSE PLC 470,704
65,407 Terna - Rete Elettrica Nazionale 491,955
3,530 Veolia Environnement SA 102,039
7,479 WEC Energy Group Inc 602,433
17,104 Xcel Energy Inc 978,691
Total Utilities 20,024,701
Total Common Stocks
(cost $200,239,308) 216,245,682
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 18.6% (12.0% of Total
Investments) X 80,252,602
$ 300 Avis Budget Rental Car Funding AESOP LLC, 2019 3A, 144A 2.360% 3/20/26 $ 285,568
420 BANK 2019-BNK24, 2019 BN24 3.283% 11/15/62 349,153
300 Benchmark 2018-B1 Mortgage Trust, 2018 B1 3.666% 1/15/51 272,143
350 (e) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.035% spread), 2021 CIP, 144A
6.367% 12/15/38 342,970
300 CD 2017-CD6 Mortgage Trust, 2017 CD6 3.456% 11/13/50 270,512
105 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 4.750% spread), 2022 R09, 144A
10.065% 9/25/42 113,419
210 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 212,621

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 410 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.100% spread), 2022 R04, 144A
8.415% 3/25/42 $ 416,754
970 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.850% spread), 2022 R06, 144A
9.165% 5/25/42 1,007,931
500 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.750% spread), 2023 R01, 144A
9.065% 12/25/42 525,656
560 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.500% spread), 2022 R03, 144A
8.815% 3/25/42 576,591
900 (e) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 4.650% spread), 2022 R07, 144A
9.965% 6/25/42 959,997
60 (e) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05, 144A
8.315% 4/25/42 60,943
35 (e) Connecticut Avenue Securities Trust 2022-R08, (SOFR
reference rate + 3.600% spread), 2022 R08, 144A
8.915% 7/25/42 36,088
829 (c) Fannie Mae Pool, FN MA5039 5.500% 6/01/53 801,549
964 (c) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 859,041
798 (c) Fannie Mae Pool, FN CB2281 2.000% 12/01/51 611,995
1,317 (c) Fannie Mae Pool, FN CB3599 3.500% 5/01/52 1,134,228
742 (c) Fannie Mae Pool, FN MA4785 5.000% 10/01/52 700,122
1,294 (c) Fannie Mae Pool, FN MA4918 5.000% 2/01/53 1,221,611
530 (c) Fannie Mae Pool, FN BW3383 4.500% 7/01/52 486,880
4,979 (c) Fannie Mae Pool, FN BW3382 4.500% 7/01/52 4,574,542
3,429 (c) Fannie Mae Pool, FN MA4305, 2021 MTGE 2.000% 4/01/51 2,613,924
2,660 (c) Fannie Mae Pool, FN MA4919 5.500% 2/01/53 2,571,878
2,859 (c) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 2,547,292
2,809 (c) Fannie Mae Pool, FN MA4655 4.000% 7/01/52 2,503,344
2,030 (c) Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 1,808,585
3,666 (c) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 3,367,006
3,663 (c) Fannie Mae Pool, FN FS1533 3.000% 4/01/52 3,053,997
4,420 (c) Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 3,806,219
2,134 (c) Fannie Mae Pool, FN FS0522 2.500% 2/01/52 1,708,070
4,205 (c) Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 3,971,389
1,813 (c) Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,506,724
1,477 (c) Fannie Mae Pool, FN MA4626 4.000% 6/01/52 1,315,937
4,176 (c) Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 3,836,254
4,755 (c) Fannie Mae Pool, FN MA4732 4.000% 9/01/52 4,235,568
1,703 (c) Freddie Mac Pool, FR RA9629 5.500% 8/01/53 1,645,973
966 (c) Freddie Mac Pool, FR QE5382 4.500% 7/01/52 887,409
1,546 (c) Freddie Mac Pool, FR SD0922 2.500% 3/01/52 1,239,941
1,176 (c) Freddie Mac REMICS, 2021 5160 3.000% 9/25/50 733,216
290 (e) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate
+ 4.350% spread), 2022 DNA3, 144A
9.665% 4/25/42 303,677
550 (e) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate
+ 2.400% spread), 2022 DNA2, 144A
7.715% 2/25/42 553,837
695 (e) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate
+ 2.900% spread), 2022 DNA3, 144A
8.215% 4/25/42 711,423
500 (e) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate
+ 7.000% spread), 2022 HQA1, 144A
9.997% 3/25/42 541,761
275 (e) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A
8.665% 5/25/42 285,639
1,000 (e) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A
9.815% 6/25/42 1,075,561
165 (e) Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A
9.315% 7/25/42 171,871
3,218 (c) Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 2,727,807
1,499 (c) Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 1,313,058
501 (c) Ginnie Mae II Pool, G2 MA7871, 2022 1 2.500% 2/20/52 395,003
949 (c) Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 855,171
744 (c) Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 706,598
234 Government National Mortgage Association, 2021 209 3.000% 11/20/51 151,840

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 246 Government National Mortgage Association, 2022 124 4.000% 7/20/52 $ 181,396
431 (c) Government National Mortgage Association, 2022 174 4.500% 9/20/52 361,894
401 (c) Government National Mortgage Association, 2023 111 3.000% 2/20/52 249,554
894 (c) Government National Mortgage Association, 2013 188 2.500% 12/20/43 768,947
884 GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 2022
PJ2, 144A
3.000% 6/25/52 679,641
308 GS Mortgage-Backed Securities Trust 2021-PJ10, 2021
PJ10, 144A
2.500% 3/25/52 226,525
453 GS Mortgage-Backed Securities Trust 2022-GR2, 2022 GR2,
144A
3.000% 8/26/52 349,717
322 GS Mortgage-Backed Securities Trust 2022-HP1, 2022 HP1,
144A
3.000% 9/25/52 248,192
534 GS Mortgage-Backed Securities Trust 2022-INV1, 2022
INV1, 144A
3.000% 7/25/52 412,303
261 GS Mortgage-Backed Securities Trust 2022-PJ5, 2022 PJ5,
144A
3.000% 10/25/52 200,584
271 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1,
144A
3.500% 2/25/53 217,769
250 Hertz Vehicle Financing III LLC, 2023 3A, 144A 5.940% 2/25/28 249,374
250 (d) Industrial DPR Funding Ltd, 144A 5.380% 4/15/34 206,725
363 J.P. Morgan Mortgage Trust 2022-4, 2022 4, 144A 3.000% 10/25/52 280,366
229 J.P. Morgan Mortgage Trust 2022-6, 2022 6, 144A 3.000% 11/25/52 177,066
565 J.P. Morgan Mortgage Trust 2022-INV3, 2022 INV3, 144A 3.000% 9/25/52 435,601
140 J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2, 144A 3.500% 9/25/52 112,259
1,761 JP Morgan Mortgage Trust, 2022 LTV1, 144A 3.250% 7/25/52 1,440,014
1,259 JP Morgan Mortgage Trust 2022-2, 2022 2, 144A 3.000% 8/25/52 967,950
782 JP Morgan Mortgage Trust 2022-3, 2022 3, 144A 3.000% 8/25/52 601,376
248 MVW 2020-1 LLC, 2020 1A, 144A 1.740% 10/20/37 228,197
307 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 255,929
300 One Bryant Park Trust, 2019 OBP, 144A 2.516% 9/15/54 238,964
300 OneMain Financial Issuance Trust 2022-2, 2022 2A, 144A 4.890% 10/14/34 293,678
250 PenFed Auto Receivables Owner Trust 2022-A, 2022 A,
144A
4.600% 12/15/28 241,448
100 (e) PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference
rate + 2.650% spread), 2018 GT2, 144A
8.084% 8/25/25 100,094
713 RCKT Mortgage Trust 2022-2, 2022 2, 144A 2.500% 2/25/52 524,659
94 RCKT Mortgage Trust 2022-3, 2022 3, 144A 3.000% 5/25/52 72,144
192 RCKT Mortgage Trust 2022-4, 2022 4, 144A 3.500% 6/25/52 154,561
300 Tesla Auto Lease Trust 2023-A, 2023 A, 144A 5.860% 8/20/25 299,549
119 Wells Fargo Mortgage Backed Securities 2021-2 Trust, 2021
2, 144A
2.500% 6/25/51 87,537
184 Wells Fargo Mortgage Backed Securities 2022-2 Trust, 2022
2, 144A
2.500% 12/25/51 135,248
136 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1, 144A
3.000% 3/25/52 104,840
226 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1, 144A
3.500% 3/25/52 182,215
Total Asset-Backed and Mortgage-Backed Securities
(cost $87,303,310) 80,252,602
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 13.3% (8.5% of Total
Investments) (f) X 57,217,831
Automobiles & Components - 0.2%
$ 237 Adient US LLC, Term Loan B 8.568% SOFR30A 3.250% 4/08/28 $ 237,444
390 Clarios Global LP, Term Loan 9.066% SOFR30A 3.750% 4/20/30 389,819
22 DexKo Global Inc., Term Loan 9.288% 3-Month LIBOR 3.750% 10/04/28 21,075
37 DexKo Global Inc., Term Loan B 9.402% SOFR90A 3.750% 10/04/28 36,333

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Automobiles & Components (continued)
$ 75 Phinia Inc, Term Loan B 9.490% SOFR90A 4.000% 7/03/28 $ 75,187
Total Automobiles & Components 759,858
Capital Goods - 0.8%
70 ACProducts Holdings Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 58,022
3 AECOM, Term Loan B 7.068% SOFR30A 1.750% 4/13/28 2,484
186 Ali Group North America
Corporation, Term Loan B
7.431% SOFR30A 2.000% 10/13/28 186,298
– Centuri Group, Inc, Term Loan B 8.965% SOFR30A 2.000% 8/27/28 0
150 Chamberlain Group Inc, Term
Loan B
8.568% SOFR30A 3.250% 10/22/28 147,791
244 Chart Industries, Inc., Term
Loan B
9.174% SOFR30A 3.750% 12/08/29 244,760
174 Core & Main LP, Term Loan B 7.804% SOFR30A +
SOFR90A
2.500% 6/10/28 174,368
21 Cornerstone Building Brands,
Inc., Term Loan B
8.682% SOFR30A 3.250% 4/12/28 20,295
275 Emrld Borrower LP, Term Loan
B , (DD1)
8.316% SOFR90A 3.000% 5/04/30 275,231
243 Filtration Group Corporation,
Term Loan
8.931% SOFR30A 3.500% 10/21/28 242,451
323 Fly Funding II S.a.r.l., Term Loan
B
7.380% 3-Month LIBOR 1.750% 8/09/25 309,026
285 Gates Global LLC, Term Loan B3 7.931% SOFR30A 2.500% 3/31/27 284,801
98 Grinding Media Inc., Term Loan
B
9.530% SOFR90A 4.000% 10/12/28 96,883
165 Quikrete Holdings, Inc., Term
Loan, First Lien
8.056% SOFR30A 2.625% 1/31/27 165,246
70 SRS Distribution Inc, Term Loan
, (WI/DD)
TBD TBD TBD TBD 69,432
205 Standard Industries Inc., Term
Loan B
7.938% SOFR30A 2.500% 9/22/28 205,064
88 TransDigm, Inc., Term Loan I 8.640% SOFR90A 3.250% 8/24/28 88,411
407 Victory Buyer LLC, Term Loan ,
(DD1)
9.182% TSFR1M 3.750% 11/18/28 384,620
360 Windsor Holdings III, LLC, Term
Loan B
9.830% SOFR30A 4.500% 8/01/30 359,550
Total Capital Goods 3,314,733
Commercial & Professional Services - 0.7%
145 Allied Universal Holdco LLC,
Term Loan , (WI/DD)
TBD TBD TBD TBD 140,295
182 Amentum Government Services
Holdings LLC, Term Loan
9.331% SOFR30A 4.000% 2/07/29 180,166
197 Anticimex International AB,
Term Loan B1
8.450% SOFR90A 3.150% 11/16/28 195,457
113 CHG Healthcare Services Inc.,
Term Loan
8.568% SOFR30A 3.250% 9/30/28 112,374
220 Covanta Holding Corporation,
Term Loan B
7.816% SOFR30A 2.500% 11/30/28 218,983
17 Covanta Holding Corporation,
Term Loan C
7.816% SOFR30A 2.500% 11/30/28 16,653
30 Creative Artists Agency, LLC ,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 29,933
117 Dun & Bradstreet Corporation
(The), Term Loan B
8.167% SOFR30A 2.750% 2/08/26 116,696

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Commercial & Professional Services (continued)
$ 250 Garda World Security
Corporation, Term Loan B
9.746% SOFR90A 4.250% 10/30/26 $ 250,246
322 GFL Environmental Inc., Term
Loan
8.469% TSFR1M 3.000% 5/30/25 322,218
13 (h) OMNIA Partners LLC, Term Loan 9.601% SOFR90A 4.250% 7/25/30 12,912
137 OMNIA Partners LLC, Term
Loan B
9.601% SOFR90A 4.250% 7/25/30 137,447
93 Physician Partners LLC, Term
Loan
9.416% SOFR30A 4.000% 2/01/29 88,230
41 Prime Security Services
Borrower, LLC, Term Loan
8.192% TSFR1M 2.750% 9/23/26 41,156
199 Trans Union, LLC, Term Loan B5 7.166% SOFR30A 1.750% 11/13/26 199,484
24 Travelport Finance
(Luxembourg) S.a.r.l., Term Loan
, (cash 3.500%, PIK 6.500%)
7.267% 1 + 3 Month
LIBOR
4.425% 2/28/25 23,083
242 Verscend Holding Corp., Term
Loan B
9.431% SOFR30A 4.000% 8/27/25 242,359
199 Vertical US Newco Inc, Term
Loan B
9.381% SOFR180A 3.500% 7/31/27 199,300
35 VT Topco, Inc., Term Loan B 9.661% TSFR3M 4.250% 8/10/30 35,062
238 West Corporation, Term Loan
B3
9.516% SOFR30A 4.000% 4/10/27 227,863
254 WIN Waste Innovations
Holdings, Inc., Term Loan B ,
(DD1)
8.181% SOFR30A 2.750% 3/25/28 234,800
Total Commercial & Professional Services 3,024,717
Consumer Discretionary Distribution & Retail - 0.4%
74 Avis Budget Car Rental, LLC,
Term Loan B
7.068% SOFR30A 1.750% 8/06/27 73,219
161 Avis Budget Car Rental, LLC,
Term Loan C
8.818% SOFR30A 3.500% 3/15/29 161,583
8 Belk, Inc., Term Loan , (cash
10.000%, PIK 8.000%)
10.000% N/A N/A 7/31/25 1,579
2 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 1,463
245 Driven Holdings, LLC, Term
Loan B
8.434% TSFR1M 3.000% 12/17/28 241,842
115 Fastlane Parent Co Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 115,432
273 Jo-Ann Stores, Inc., Term Loan
B1
10.362% SOFR90A 4.750% 6/30/28 91,506
154 Les Schwab Tire Centers, Term
Loan B
8.692% TSFR1M 3.250% 11/02/27 153,633
717 PetSmart, Inc., Term Loan B 9.166% SOFR30A 3.750% 2/12/28 715,377
177 Restoration Hardware, Inc., Term
Loan B
7.931% SOFR30A 2.500% 10/15/28 170,695
125 Staples, Inc., Term Loan , (WI/
DD)
TBD TBD TBD TBD 107,531
Total Consumer Discretionary Distribution & Retail 1,833,860
Consumer Durables & Apparel - 0.2%
124 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.084% SOFR30A 3.750% 7/30/28 123,027
200 Birkenstock GmbH & Co. KG,
Term Loan B
8.877% SOFR90A 3.250% 4/28/28 200,205
143 Crocs Inc, Term Loan B 8.318% SOFR30A 3.000% 2/19/29 143,083
27 New Trojan Parent, Inc., Term
Loan, First Lien
8.568% SOFR30A 3.250% 1/06/28 14,556
6 (i) Serta Simmons Bedding, LLC,
Term Loan
14.448% 1-Month LIBOR 9.500% 8/10/23 5,480
63 SRAM, LLC , Term Loan B 8.181% SOFR30A 2.750% 5/18/28 63,347

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Consumer Durables & Apparel (continued)
$ 65 Topgolf Callaway Brands Corp.,
Term Loan B
8.916% SOFR30A 3.500% 3/09/30 $ 64,439
326 Weber-Stephen Products LLC,
Term Loan B
8.681% SOFR30A 3.250% 10/30/27 295,439
Total Consumer Durables & Apparel 909,576
Consumer Services - 1.2%
386 24 Hour Fitness Worldwide, Inc.,
Term Loan
10.652% SOFR90A 5.000% 12/29/25 103,198
244 Alterra Mountain Company,
Term Loan
8.931% SOFR30A 3.500% 8/17/28 243,849
163 AVSC Holding Corp., Term
Loan B3 , (cash 20.652%, PIK
10.000%)
20.652% N/A N/A 12/04/26 167,961
209 Caesars Entertainment Corp,
Term Loan B
8.666% SOFR30A 3.250% 1/25/30 209,277
173 Carnival Corporation, Term
Loan B
8.327% SOFR30A 3.000% 6/30/25 172,856
219 Churchill Downs Incorporated,
Term Loan B1
7.416% SOFR30A 2.000% 3/17/28 218,816
693 ClubCorp Holdings, Inc., Term
Loan B
8.403% 1-Month LIBOR 2.750% 9/18/24 683,507
308 Crown Finance US, Inc., Term
Loan
14.381% SOFR90A 8.500% 7/31/28 315,513
242 Equinox Holdings, Inc., Term
Loan, First Lien
8.640% 3 + 6 Month
LIBOR
3.000% 3/08/24 235,323
485 Fertitta Entertainment, LLC,
Term Loan B
9.316% SOFR30A 4.000% 1/27/29 481,117
134 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.990% SOFR90A 3.500% 10/31/29 134,030
218 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.318% SOFR30A 3.000% 8/02/28 218,842
121 IRB Holding Corp, Term Loan B 8.316% SOFR30A 3.000% 12/15/27 120,352
57 PCI Gaming Authority, Term
Loan
7.931% SOFR30A 2.500% 5/31/26 57,032
167 Penn National Gaming, Inc.,
Term Loan B
8.166% SOFR30A 2.750% 4/20/29 166,641
165 Scientific Games Holdings LP,
Term Loan B
8.768% SOFR90A 3.500% 2/04/29 163,988
191 Scientific Games International,
Inc., Term Loan
8.434% SOFR30A 3.000% 4/07/29 191,869
268 SeaWorld Parks &
Entertainment, Inc., Term Loan B
8.431% SOFR30A 3.000% 8/25/28 267,356
282 Spin Holdco Inc., Term Loan 9.664% SOFR90A 4.000% 3/04/28 245,135
228 Stars Group Holdings B.V. (The),
Term Loan
7.775% SOFR90A + 3 -
Month LIBOR
2.250% 7/10/25 227,975
247 Stars Group Holdings B.V. (The),
Term Loan B
8.902% SOFR90A 3.250% 7/04/28 248,242
203 Twin River Worldwide Holdings,
Inc., Term Loan B
9.099% SOFR90A 3.250% 10/01/28 199,413
264 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.158% SOFR30A 2.750% 5/16/25 264,558
Total Consumer Services 5,336,850
Consumer Staples Distribution & Retail - 0.1%
124 Cardenas Markets, Inc., Term
Loan
12.240% SOFR90A 6.750% 8/01/29 124,735
125 Heritage Grocers Group LLC,
Term Loan , (WI/DD)
TBD TBD TBD TBD 125,365
300 US Foods, Inc., Term Loan B 7.931% SOFR30A 2.500% 11/22/28 300,910

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Consumer Staples Distribution & Retail (continued)
$ 54 US Foods, Inc., Term Loan B 7.431% SOFR30A 2.000% 9/13/26 $ 53,667
Total Consumer Staples Distribution & Retail 604,677
Diversified Financials - 0.0%
173 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 3,026
Total Diversified Financials 3,026
Energy - 0.4%
1 DT Midstream, Inc, Term Loan B 7.318% SOFR30A 2.000% 6/10/28 1,258
129 EG America LLC, Term Loan 9.300% 2-Month LIBOR 4.000% 2/05/25 128,057
266 Freeport LNG Investments, LLLP,
Term Loan A
8.588% SOFR90A 3.000% 11/16/26 261,905
567 Gulf Finance, LLC, Term Loan 12.412% SOFR180A +
TSFR1M
6.750% 8/25/26 568,952
365 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
13.431% SOFR30A 8.000% 8/27/26 364,286
231 TransMontaigne Operating
Company L.P., Term Loan B
8.932% SOFR30A 3.500% 11/05/28 230,372
Total Energy 1,554,830
Financial Services - 0.2%
154 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.825% SOFR30A 2.500% 6/22/28 154,136
340 GTCR W MERGER SUB, Term
Loan , (WI/DD)
TBD TBD TBD TBD 340,124
152 Trans Union, LLC, Term Loan B6 7.681% SOFR30A 2.250% 12/01/28 152,424
Total Financial Services 646,684
Food, Beverage & Tobacco - 0.4%
262 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.068% SOFR30A 3.750% 10/01/25 252,511
27 Arterra Wines Canada, Inc.,
Term Loan , (DD1)
9.152% SOFR90A 3.500% 11/25/27 25,946
251 CHG PPC Parent LLC, Term Loan 8.318% SOFR30A 3.000% 12/08/28 250,060
40 City Brewing Company, LLC,
Term Loan
9.070% TSFR3M 3.500% 4/05/28 26,854
221 Naked Juice LLC, Term Loan 8.650% SOFR90A + 3 -
Month LIBOR
3.250% 1/20/29 210,650
33 Naked Juice LLC, Term Loan ,
(DD1)
7.550% 3-Month LIBOR 3.250% 1/20/29 31,202
164 Naked Juice LLC, Term Loan,
Second Lien
11.490% SOFR90A 6.000% 1/20/30 134,991
248 Sunshine Investments B.V., Term
Loan
9.615% SOFR90A 4.250% 5/05/29 248,279
237 Sycamore Buyer LLC, Term
Loan B
7.681% SOFR30A 2.250% 7/22/29 232,831
271 Triton Water Holdings, Inc, Term
Loan
8.650% SOFR90A 3.250% 3/31/28 264,432
Total Food, Beverage & Tobacco 1,677,756
Health Care Equipment & Services - 1.6%
180 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.684% 3-Month LIBOR 14.000% 9/30/26 94,710
243 AHP Health Partners, Inc., Term
Loan B
8.818% SOFR30A 3.500% 8/23/28 242,792
1 Athenahealth, Inc., Term Loan B 8.568% SOFR30A 3.250% 1/27/29 1,473
605 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 588,737
240 CNT Holdings I Corp, Term Loan 8.800% SOFR90A 3.500% 11/08/27 239,538

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Health Care Equipment & Services (continued)
$ 58 DaVita, Inc. , Term Loan B 7.181% SOFR30A 1.750% 8/12/26 $ 57,874
58 Element Materials Technology
Group US Holdings Inc., Term
Loan , (DD1)
9.740% SOFR90A 4.250% 4/12/29 57,686
126 Element Materials Technology
Group US Holdings Inc., Term
Loan , (DD1)
9.740% SOFR90A 4.250% 4/12/29 124,987
102 Embecta Corp, Term Loan B 8.337% SOFR90A 3.000% 1/27/29 100,098
98 Global Medical Response, Inc.,
Term Loan
9.881% TSFR3M 4.250% 3/14/25 68,804
690 Global Medical Response, Inc.,
Term Loan B
9.780% SOFR90A 4.250% 10/02/25 484,470
1,178 Medline Borrower, LP, Term
Loan B
8.681% SOFR30A 3.250% 10/21/28 1,175,956
40 National Mentor Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD 35,409
156 Onex TSG Intermediate Corp.,
Term Loan B
10.381% TSFR3M 4.750% 2/26/28 145,304
375 Packaging Coordinators Midco
Inc, Term Loan , (WI/DD)
TBD TBD TBD TBD 373,974
367 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
9.152% SOFR90A 3.500% 11/30/27 366,457
722 Parexel International
Corporation, Term Loan, First
Lien
8.681% SOFR30A 3.250% 11/15/28 718,114
71 Phoenix Guarantor Inc, Term
Loan B
8.681% SOFR30A 3.250% 3/05/26 71,095
120 Phoenix Guarantor Inc, Term
Loan B3
8.931% SOFR30A 3.500% 3/05/26 119,629
356 Select Medical Corporation,
Term Loan B1
8.316% SOFR30A 3.000% 3/06/27 355,062
215 Star Parent Inc, Term Loan , (WI/
DD)
TBD TBD TBD TBD 210,536
807 Surgery Center Holdings, Inc.,
Term Loan
9.189% SOFR30A 3.750% 8/31/26 808,309
210 Team Health Holdings, Inc.,
Term Loan B
10.563% SOFR30A + 1 -
Month LIBOR
5.250% 2/02/27 160,781
137 Team Health Holdings, Inc.,
Term Loan, First Lien
8.181% 1-Month LIBOR 2.750% 2/06/24 134,163
Total Health Care Equipment & Services 6,735,958
Household & Personal Products - 0.0%
109 Kronos Acquisition Holdings
Inc., Term Loan B
9.402% SOFR90A 3.750% 12/22/26 109,035
Total Household & Personal Products 109,035
Insurance - 0.7%
235 Acrisure, LLC, Term Loan B 8.931% 1-Month LIBOR 3.500% 2/15/27 232,245
216 Alliant Holdings Intermediate,
LLC, Term Loan B4
8.931% 1-Month LIBOR 3.500% 11/06/27 215,597
245 AssuredPartners, Inc., Term
Loan B
8.818% SOFR30A 3.500% 2/13/27 245,755
252 Asurion LLC, Term Loan B11 ,
(DD1)
9.666% SOFR30A 4.250% 8/19/28 244,949
94 Asurion LLC, Term Loan B4,
Second Lien
10.681% SOFR30A 5.250% 1/20/29 83,727
127 Asurion LLC, Term Loan B7,
Term Loan , (WI/DD)
TBD TBD TBD TBD 123,603
108 Asurion LLC, Term Loan B8 ,
(DD1)
8.650% SOFR90A 3.250% 12/23/26 105,718
213 Asurion LLC, Term Loan B9 8.650% SOFR90A 3.250% 7/31/27 206,314

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Insurance (continued)
$ 158 Broadstreet Partners, Inc., Term
Loan B
8.431% SOFR30A 3.000% 1/27/27 $ 157,335
243 Broadstreet Partners, Inc., Term
Loan B2
8.681% SOFR30A 3.250% 1/27/27 242,424
64 Hub International Limited, Term
Loan B
9.383% SOFR90A 4.000% 11/10/29 64,859
340 HUB International Limited, Term
Loan B
9.584% SOFR90A 4.250% 6/08/30 341,363
322 Ryan Specialty Group, LLC, Term
Loan
8.416% SOFR30A 3.000% 9/01/27 322,422
85 Sedgwick Claims Management
Services, Inc., Term Loan B
9.066% SOFR30A 3.750% 2/24/28 84,729
65 USI Inc/NY, Term Loan , (WI/DD) TBD TBD TBD TBD 64,919
261 USI, Inc., Term Loan 9.140% SOFR90A 3.750% 11/16/29 261,032
40 USI, Inc., Term Loan 9.140% SOFR90A 3.750% 9/14/30 39,950
Total Insurance 3,036,941
Materials - 0.4%
25 Arsenal AIC Parent LLC, Term
Loan
9.879% SOFR90A 4.500% 7/27/30 24,984
30 Ascend Performance Materials
Operations LLC, Term Loan B
10.150% SOFR90A 4.750% 8/27/26 29,400
181 Asplundh Tree Expert, LLC,
Term Loan B
7.166% SOFR30A 1.750% 9/04/27 181,203
184 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.900% SOFR90A 2.500% 12/20/29 184,585
293 Clydesdale Acquisition
Holdings Inc, Term Loan B ,
(DD1)
9.591% SOFR30A 4.175% 3/30/29 289,371
96 CPC Acquisition Corp, Term
Loan , (DD1)
9.150% SOFR90A 3.750% 12/29/27 79,868
188 Discovery Purchaser
Corporation, Term Loan
9.765% SOFR90A 4.375% 8/03/29 181,884
35 INEOS Quattro Holdings UK
Ltd, Term Loan
9.166% SOFR30A 3.750% 3/03/30 34,935
78 INEOS Styrolution US Holding
LLC, Term Loan B
8.181% SOFR30A 2.750% 1/29/26 77,946
44 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 42,214
90 LABL, Inc., Term Loan, First Lien 10.318% SOFR30A 5.000% 10/29/28 89,382
205 Lonza Group AG, Term Loan B 9.325% SOFR90A 3.925% 7/03/28 182,578
95 ProAmpac PG Borrower LLC,
Term Loan , (WI/DD)
TBD TBD TBD TBD 94,691
147 Reynolds Group Holdings Inc. ,
Term Loan B
8.681% SOFR30A 3.250% 9/24/28 147,315
72 Reynolds Group Holdings Inc. ,
Term Loan B2
8.681% SOFR30A 3.250% 2/05/26 72,196
15 Starfruit Finco B.V, Term Loan 9.347% TSFR3M 4.000% 3/03/28 14,807
45 TricorBraun Holdings, Inc., Term
Loan
8.681% SOFR30A 3.250% 3/03/28 43,894
95 Tronox Finance LLC, Term Loan
B
8.832% SOFR90A 3.500% 8/16/28 94,335
1 W.R. Grace & Co.-Conn., Term
Loan B
9.402% SOFR90A 3.750% 9/22/28 1,223
Total Materials 1,866,811

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Media & Entertainment - 1.5%
$ 137 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.810% SOFR30A 3.500% 12/21/28 $ 136,662
32 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
11.310% 1-Month LIBOR 6.000% 12/20/29 32,320
881 AMC Entertainment Holdings,
Inc. , Term Loan B , (DD1)
8.448% TSFR1M 3.000% 4/22/26 712,861
119 Cable One, Inc., Term Loan B4 7.431% SOFR30A 2.000% 5/03/28 118,921
439 Cengage Learning, Inc., Term
Loan B
10.323% 3-Month LIBOR 4.750% 7/14/26 438,140
125 Century De Buyer LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD 124,375
1,019 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.840% SOFR30A +
TSFR3M
3.500% 8/23/26 991,876
72 CSC Holdings, LLC, Term Loan 7.697% 1-Month LIBOR 2.250% 1/15/26 69,660
48 CSC Holdings, LLC, Term Loan
B1
7.697% 1-Month LIBOR 2.250% 7/17/25 46,618
326 CSC Holdings, LLC, Term Loan
B6
9.832% SOFR30A 4.500% 1/18/28 309,282
49 Cumulus Media New Holdings
Inc., Term Loan B
9.434% SOFR90A 3.750% 3/31/26 41,419
351 (i) Diamond Sports Group, LLC,
Term Loan, Second Lien
8.314% SOFR90A 3.250% 8/24/26 8,426
257 DirecTV Financing, LLC, Term
Loan
10.431% SOFR30A 5.000% 8/02/27 251,571
243 Dotdash Meredith Inc, Term
Loan B
9.430% SOFR30A 4.000% 12/01/28 234,932
235 Formula One Holdings Limited,
Term Loan B
8.331% SOFR30A 3.000% 1/15/30 235,264
134 iHeartCommunications, Inc.,
Term Loan
8.431% SOFR30A 3.000% 5/01/26 121,044
117 Lions Gate Capital Holdings
LLC, Term Loan B
7.568% SOFR30A 2.250% 3/24/25 116,583
230 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.083% SOFR30A + 6 -
Month LIBOR
4.750% 7/30/28 225,811
100 MH Sub I LLC, Term Loan , (WI/
DD)
TBD TBD TBD TBD 100,146
83 Mission Broadcasting, Inc., Term
Loan B
7.946% SOFR30A 2.500% 6/03/28 82,953
73 Outfront Media Capital LLC,
Term Loan B
7.066% SOFR30A 1.750% 11/18/26 72,571
1,029 Rackspace Technology Global,
Inc., Term Loan B
8.194% TSFR1M 2.750% 2/09/28 473,619
598 Radiate Holdco, LLC, Term Loan
B
8.681% SOFR30A 3.250% 9/25/26 491,610
500 Radiate Holdco, LLC, Term Loan
B , (WI/DD)
TBD TBD TBD TBD 410,865
260 Springer Nature Deutschland
GmbH, Term Loan B18
8.652% SOFR90A 3.000% 8/14/26 260,156
65 UPC Financing Partnership,
Term Loan , (WI/DD)
TBD TBD TBD TBD 64,235
231 Ziggo Financing Partnership,
Term Loan I
7.947% SOFR30A 2.500% 4/30/28 226,131
Total Media & Entertainment 6,398,051
Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
34 Avantor Funding, Inc., Term
Loan B5
7.666% SOFR30A 2.250% 11/06/27 33,780
72 Grifols Worldwide Operations
USA, Inc., Term Loan B
7.416% SOFR30A 2.000% 11/15/27 70,884
607 Jazz Financing Lux S.a.r.l., Term
Loan
8.931% SOFR30A 3.500% 5/05/28 606,990

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
$ 244 LSCS Holdings, Inc., Term Loan,
First Lien
9.931% SOFR30A 4.614% 12/16/28 $ 241,081
–(j) (i) Mallinckrodt International
Finance S.A., Term Loan
12.689% SOFR30A 7.250% 9/30/27 19
223 Maravai Intermediate Holdings,
LLC, Term Loan B
8.320% SOFR90A 3.000% 10/19/27 217,964
267 Organon & Co, Term Loan 8.442% SOFR30A 3.000% 6/02/28 267,193
154 Perrigo Investments, LLC, Term
Loan B
7.666% SOFR30A 2.250% 4/05/29 153,713
Total Pharmaceuticals, Biotechnology & Life Sciences 1,591,624
Real Estate Management & Development - 0.1%
129 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.666% SOFR30A 3.250% 1/31/30 127,675
125 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.316% SOFR30A 4.000% 1/31/30 124,219
13 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.181% SOFR30A 2.750% 8/21/25 12,695
263 Forest City Enterprises LP, Term
Loan , (WI/DD)
TBD TBD TBD TBD 238,672
Total Real Estate Management & Development 503,261
Semiconductors & Semiconductor Equipment - 0.0%
226 Bright Bidco B.V., Term Loan 7.183% SOFR90A + 3 -
Month LIBOR
4.500% 10/31/27 91,480
Total Semiconductors & Semiconductor Equipment 91,480
Software & Services - 1.7%
121 AppLovin Corporation, Term
Loan B
8.418% SOFR30A 3.100% 10/21/28 121,009
66 Apttus Corporation, Term Loan 9.318% SOFR30A 4.000% 5/06/28 65,386
654 Avaya, Inc., Term Loan 6.818% SOFR30A 1.500% 8/01/28 582,771
315 Banff Merger Sub Inc, Term
Loan
9.181% SOFR30A 3.750% 10/02/25 315,021
183 Camelot U.S. Acquisition LLC,
Term Loan B
8.431% SOFR30A 3.000% 10/31/26 182,784
208 Camelot U.S. Acquisition LLC,
Term Loan B
8.431% SOFR30A 3.000% 10/31/26 208,010
178 CDK Global, Inc., Term Loan B 9.640% SOFR90A 4.250% 6/09/29 177,966
247 DTI Holdco, Inc., Term Loan 10.119% SOFR90A 4.750% 4/21/29 241,555
665 Epicor Software Corporation,
Term Loan
8.681% SOFR30A 3.250% 7/31/27 665,321
242 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.431% SOFR30A 4.000% 12/01/27 242,203
119 IGT Holding IV AB, Term Loan
B2
8.962% SOFR90A 3.400% 3/29/28 118,738
268 Informatica LLC, Term Loan B 8.068% SOFR30A 2.750% 10/14/28 268,095
246 Instructure Holdings, Inc., Term
Loan B
8.679% SOFR30A 2.750% 10/29/28 246,097
173 McAfee, LLC, Term Loan B 9.180% SOFR30A 3.750% 2/03/29 168,949
193 NortonLifeLock Inc., Term Loan
B
7.416% SOFR30A 2.000% 1/28/29 193,081
646 Open Text Corporation, Term
Loan B
8.068% SOFR30A 2.750% 1/31/30 646,973
117 Peraton Corp., Term Loan B 9.166% SOFR30A 3.750% 2/01/28 117,397
47 Proofpoint, Inc., Term Loan, First
Lien
8.681% SOFR30A 3.250% 8/31/28 46,747
95 Quartz Acquireco LLC, Term
Loan B
8.818% SOFR30A 3.500% 4/14/30 95,000

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Software & Services (continued)
$ 17 RealPage, Inc, Term Loan, First
Lien
8.431% SOFR30A 3.000% 4/22/28 $ 16,626
110 Sabre GLBL Inc., First Lien Term
Loan B
10.416% SOFR30A 5.000% 6/30/28 97,763
287 Sophia, L.P., Term Loan B 8.816% SOFR30A 3.500% 10/07/27 286,326
167 SS&C European Holdings Sarl,
Term Loan B4
7.181% SOFR30A 1.750% 4/16/25 166,773
165 SS&C Technologies Inc., Term
Loan B3
7.181% SOFR30A 1.750% 4/16/25 165,083
44 SS&C Technologies Inc., Term
Loan B6
7.666% SOFR30A 2.250% 3/22/29 44,348
67 SS&C Technologies Inc., Term
Loan B7
7.666% SOFR30A 2.250% 3/22/29 66,851
649 Syniverse Holdings, Inc., Term
Loan
12.390% SOFR90A 7.000% 5/10/29 575,176
258 Tempo Acquisition LLC, Term
Loan B
8.480% TSFR1W 3.000% 8/31/28 258,352
540 Ultimate Software Group Inc
(The), Term Loan
8.618% SOFR90A 3.250% 5/03/26 538,676
50 Vision Solutions, Inc., Term Loan 9.863% SOFR90A 4.000% 5/28/28 48,342
93 WEX Inc., Term Loan 7.681% SOFR30A 2.250% 4/01/28 93,643
234 Zelis Healthcare Corporation,
Term Loan
8.931% SOFR30A 3.500% 9/30/26 234,243
Total Software & Services 7,295,305
Technology Hardware & Equipment - 0.3%
253 CommScope, Inc., Term Loan B 8.568% SOFR30A 3.250% 4/04/26 235,645
269 Delta TopCo, Inc., Term Loan B 9.069% SOFR180A 3.750% 12/01/27 266,894
99 EOS Finco Sarl, Term Loan 11.268% SOFR90A 6.000% 8/03/29 96,281
137 Ingram Micro Inc., Term Loan B 9.153% 3-Month LIBOR 3.500% 7/02/28 136,669
151 MLN US HoldCo LLC, Term Loan 12.110% TSFR3M 6.700% 10/18/27 43,929
261 MLN US HoldCo LLC, Term
Loan, First Lien
10.011% TSFR3M 9.250% 11/30/25 31,278
230 NCR Corporation, Term Loan 7.931% SOFR30A 2.500% 8/28/26 230,752
155 Riverbed Technology, Inc., Term
Loan , (DD1)
9.890% SOFR90A 4.500% 7/01/28 101,202
183 ViaSat, Inc., Term Loan , (DD1) 9.816% SOFR30A 4.500% 3/04/29 170,865
120 ViaSat, Inc., Term Loan , (DD1) 9.816% SOFR30A 4.500% 5/30/30 111,676
Total Technology Hardware & Equipment 1,425,191
Telecommunication Services - 0.9%
117 Altice France S.A., Term Loan
B12
9.257% 3-Month LIBOR 3.688% 1/31/26 111,043
210 Altice France S.A., Term Loan
B13
9.626% 3-Month LIBOR 4.000% 8/14/26 199,035
102 CenturyLink, Inc., Term Loan B 7.681% SOFR30A 2.250% 3/15/27 73,224
122 Cincinnati Bell, Inc., Term Loan
B2
8.666% SOFR30A 3.250% 11/23/28 119,632
323 Cyxtera DC Holdings, Inc., Term
Loan , (DD1)
13.942% SOFR30A 8.614% 12/07/23 325,187
955 (i) Cyxtera DC Holdings, Inc., Term
Loan B , (DD1)
10.250% Prime 2.000% 5/01/24 564,439
436 Dawn Acquisition LLC, Term
Loan , (DD1)
9.150% SOFR90A 3.750% 12/31/25 365,861
239 Eagle Broadband Investments
LLC, Term Loan
8.652% SOFR90A 3.000% 11/12/27 233,685
375 Frontier Communications Corp.,
Term Loan B
9.181% SOFR30A 3.750% 10/08/27 365,837
191 GOGO Intermediate Holdings
LLC, Term Loan B
9.068% SOFR30A 3.750% 4/30/28 190,851

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Telecommunication Services (continued)
$ 340 Intelsat Jackson Holdings S.A.,
Term Loan B
9.772% SOFR90A 4.250% 1/27/29 $ 339,269
3 (i) Intelsat Jackson Holdings S.A.,
Term Loan B3
13.250% Prime 4.750% 11/27/23 3,135
–(j) (i) Intelsat Jackson Holdings S.A.,
Term Loan B4
14.000% Prime 5.500% 1/02/24 407
1 (i) Intelsat Jackson Holdings S.A.,
Term Loan B5
8.625% N/A N/A 1/02/24 660
255 Level 3 Financing Inc., Term
Loan B , (DD1)
7.181% SOFR30A 1.750% 3/01/27 241,342
550 Virgin Media Bristol LLC, Term
Loan N , (DD1)
7.947% SOFR30A 2.500% 1/31/28 535,736
Total Telecommunication Services 3,669,343
Transportation - 0.8%
154 AAdvantage Loyalty IP Ltd.,
Term Loan
10.338% SOFR90A 4.750% 4/20/28 159,193
197 Air Canada, Term Loan B 9.128% SOFR90A 3.500% 8/11/28 196,977
250 American Airlines, Inc., Term
Loan B
8.543% SOFR90A 2.750% 2/06/28 248,522
189 Brown Group Holding, LLC,
Term Loan B
8.068% SOFR30A 2.750% 4/22/28 187,127
149 Brown Group Holding, LLC,
Term Loan B2
9.110% SOFR30A +
SOFR90A
3.750% 6/09/29 148,636
137 First Student Bidco Inc, Term
Loan B
8.400% SOFR90A 3.000% 7/21/28 134,243
70 First Student Bidco Inc, Term
Loan C
8.652% 3-Month LIBOR 3.000% 7/21/28 68,692
371 Hertz Corporation, (The), Term
Loan B
8.568% SOFR30A 3.250% 6/30/28 371,562
72 Hertz Corporation, (The), Term
Loan C
8.568% SOFR30A 3.250% 6/30/28 72,148
692 Kestrel Bidco Inc., Term Loan B 8.325% TSFR1M 3.000% 12/11/26 678,743
228 KKR Apple Bidco, LLC, Term
Loan
8.181% SOFR30A 2.750% 9/23/28 226,541
119 KKR Apple Bidco, LLC, Term
Loan
9.316% SOFR30A 4.000% 9/23/28 119,149
403 Mileage Plus Holdings LLC,
Term Loan B
10.798% SOFR90A 5.250% 6/20/27 419,778
276 SkyMiles IP Ltd., Term Loan B 9.076% SOFR90A 3.750% 10/20/27 286,351
191 United Airlines, Inc., Term Loan
B
9.182% TSFR1M 3.750% 4/21/28 191,643
Total Transportation 3,509,305
Utilities - 0.3%
120 Generation Bridge Northeast
LLC, Term Loan B
9.566% SOFR90A 4.250% 8/07/29 120,200
657 Talen Energy Supply, LLC, Term
Loan B
9.876% TSFR3M 4.500% 5/17/30 660,581
532 Talen Energy Supply, LLC, Term
Loan C
9.876% SOFR90A 4.500% 5/27/30 535,299
3 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.181% SOFR30A 1.750% 12/31/25 2,879
Total Utilities 1,318,959
Total Variable Rate Senior Loan Interests
(cost $59,846,005) 57,217,831

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 13.0% (8.4% of Total Investments) X 56,210,141
642,894
iShares Core MSCI Emerging Markets ETF
$ 30,595,325
18,839
iShares MSCI India ETF
833,061
17,939
iShares MSCI Saudi Arabia ETF
694,957
320,431
Vanguard Short-Term Bond ETF
24,086,798
Total Exchange-Traded Funds
(cost $55,858,730) 56,210,141
Principal
Amount (000) Description (a) Coupon Maturity Value
–
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.9% (6.4%
of Total Investments) X 42,707,352
Automobiles & Components - 0.3%
$ 975 General Motors Financial Co Inc 5.750% N/A (k) $ 785,157
567 General Motors Financial Co Inc 5.700% N/A (k) 484,563
Total Automobiles & Components 1,269,720
Banks - 4.3%
295 Bank of America Corp 4.375% N/A (k) 247,224
75 Bank of America Corp 6.100% N/A (k) 73,443
285 Bank of America Corp 6.250% N/A (k) 280,392
1,090 Bank of America Corp 6.500% N/A (k) 1,083,034
260 Citigroup Inc 7.375% N/A (k) 252,285
450 Citigroup Inc 6.300% N/A (k) 437,423
10 Citigroup Inc 6.174% 5/25/34 9,556
1,000 Citigroup Inc 5.950% N/A (k) 954,141
170 Citigroup Inc 5.000% N/A (k) 160,764
1,190 Citigroup Inc 6.250% N/A (k) 1,145,089
350 Citigroup Inc 7.625% N/A (k) 341,461
260 Citizens Financial Group Inc 6.375% N/A (k) 224,868
335 Citizens Financial Group Inc 4.000% N/A (k) 248,281
325 CoBank ACB 6.250% N/A (k) 309,369
765 CoBank ACB 6.450% N/A (k) 722,570
525 Farm Credit Bank of Texas, 144A 6.200% N/A (k) 468,907
650 (e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (k) 659,137
610 Huntington Bancshares Inc/OH 5.625% N/A (k) 536,656
376 JPMorgan Chase & Co 3.650% N/A (k) 328,187
270 JPMorgan Chase & Co 6.100% N/A (k) 266,821
1,600 JPMorgan Chase & Co 6.750% N/A (k) 1,599,680
413 JPMorgan Chase & Co 5.000% N/A (k) 399,193
235 M&T Bank Corp 5.125% N/A (k) 192,486
31 M&T Bank Corp 3.500% N/A (k) 21,800
380 M&T Bank Corp 6.450% N/A (k) 366,563
415 PNC Financial Services Group Inc/The 3.400% N/A (k) 307,006
325 PNC Financial Services Group Inc/The 6.000% N/A (k) 284,987
405 (e) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.711% N/A (k) 402,477
448 PNC Financial Services Group Inc/The 5.000% N/A (k) 387,020
69 PNC Financial Services Group Inc/The 6.200% N/A (k) 63,411
375 PNC Financial Services Group Inc/The 6.250% N/A (k) 321,455
625 Regions Financial Corp 5.750% N/A (k) 592,991
348 Truist Financial Corp 5.100% N/A (k) 297,527
400 Truist Financial Corp 4.800% N/A (k) 342,891
1,035 (e) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (k) 1,019,477
541 Wells Fargo & Co 7.625% N/A (k) 545,418
600 Wells Fargo & Co 5.900% N/A (k) 587,973
1,308 Wells Fargo & Co 5.875% N/A (k) 1,282,598
500 Wells Fargo & Co 3.900% N/A (k) 436,674

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 450 (e) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (k) $ 430,934
Total Banks 18,632,169
Capital Goods - 0.6%
610 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 597,691
1,645 AerCap Holdings NV 5.875% 10/10/79 1,599,718
395 Air Lease Corp 4.650% N/A (k) 347,852
Total Capital Goods 2,545,261
Energy - 0.4%
330 Enbridge Inc 8.500% 1/15/84 327,284
305 Enbridge Inc 7.625% 1/15/83 291,232
250 Energy Transfer LP 6.500% N/A (k) 229,713
55 Energy Transfer LP 7.125% N/A (k) 47,419
645 Transcanada Trust 5.600% 3/07/82 527,949
Total Energy 1,423,597
Financial Services - 1.7%
460 Ally Financial Inc 4.700% N/A (k) 315,396
400 Ally Financial Inc 4.700% N/A (k) 250,479
555 American AgCredit Corp, 144A 5.250% N/A (k) 507,825
511 American Express Co 3.550% N/A (k) 405,728
453 Bank of New York Mellon Corp/The 4.700% N/A (k) 436,040
346 Capital One Financial Corp 3.950% N/A (k) 259,705
663 Charles Schwab Corp/The 5.375% N/A (k) 636,963
1,025 (e) Citigroup Inc (TSFR3M reference rate + 4.330% spread) 9.699% N/A (k) 1,023,043
305 Discover Financial Services 6.125% N/A (k) 293,155
130 Discover Financial Services 5.500% N/A (k) 94,396
390 Equitable Holdings Inc 4.950% N/A (k) 367,053
430 Goldman Sachs Group Inc 7.500% N/A (k) 424,994
1,045 Goldman Sachs Group Inc/The 5.500% N/A (k) 1,018,592
650 Goldman Sachs Group Inc/The 5.300% N/A (k) 618,273
130 (e) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.501% N/A (k) 129,398
420 Voya Financial Inc 7.748% N/A (k) 422,962
Total Financial Services 7,204,002
Food, Beverage & Tobacco - 0.5%
2,250 Land O' Lakes Inc, 144A 8.000% N/A (k) 2,098,125
Total Food, Beverage & Tobacco 2,098,125
Insurance - 1.2%
233 American International Group Inc 5.750% 4/01/48 215,865
450 AXIS Specialty Finance LLC 4.900% 1/15/40 361,483
325 Enstar Finance LLC 5.750% 9/01/40 281,996
235 Enstar Finance LLC 5.500% 1/15/42 187,071
681 Markel Group Inc 6.000% N/A (k) 657,384
790 MetLife Inc, 144A 9.250% 4/08/38 887,355
40 MetLife Inc 3.850% N/A (k) 37,004
660 Provident Financing Trust I 7.405% 3/15/38 650,951
395 Prudential Financial Inc 5.125% 3/01/52 340,152
76 Prudential Financial Inc 5.200% 3/15/44 74,357
420 QBE Insurance Group Ltd, 144A 5.875% N/A (k) 399,229
1,075 SBL Holdings Inc, 144A 6.500% N/A (k) 611,230
600 SBL Holdings Inc, 144A 7.000% N/A (k) 364,616
Total Insurance 5,068,693

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Materials - 0.0%
$ 200 Cemex SAB de CV, 144A 9.125% N/A (k) $ 208,201
Total Materials 208,201
Media & Entertainment - 0.0%
280 Paramount Global 6.375% 3/30/62 219,915
Total Media & Entertainment 219,915
Telecommunication Services - 0.1%
500 Vodafone Group PLC 7.000% 4/04/79 496,604
Total Telecommunication Services 496,604
Utilities - 0.8%
300 AES Andes SA, 144A 6.350% 10/07/79 281,948
265 AES Andes SA, 144A 7.125% 3/26/79 250,005
310 American Electric Power Co Inc 3.875% 2/15/62 252,277
403 CMS Energy Corp 4.750% 6/01/50 343,783
300 Edison International 5.000% N/A (k) 256,403
150 Edison International 5.375% N/A (k) 132,332
860 Emera Inc 6.750% 6/15/76 825,570
530 Sempra 4.875% N/A (k) 502,168
390 Southern Co/The 4.000% 1/15/51 360,743
185 Vistra Corp, 144A 8.000% N/A (k) 176,148
175 Vistra Corp, 144A 7.000% N/A (k) 159,688
Total Utilities 3,541,065
Total $1,000 Par (or similar) Institutional Preferred
(cost $47,399,049) 42,707,352
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS -
9.3% (6.0% of Total Investments) X 40,040,806
Angola - 0.2%
$ 335 Angolan Government International Bond ,
144A
8.250% 5/09/28 $ 289,626
270 Angolan Government International Bond ,
144A
9.375% 5/08/48 198,531
200 Angolan Government International Bond ,
144A
8.750% 4/14/32 160,472
Total Angola 648,629
Argentina - 0.0%
700 Argentine Republic Government
International Bond
3.625% 7/09/35 172,659
475 Provincia de Buenos Aires/Government
Bonds , 144A
5.250% 9/01/37 154,563
139 YPF SA , 144A 6.950% 7/21/27 111,515
20 YPF SA , Reg S 6.950% 7/21/27 16,045
Total Argentina 454,782
Australia - 0.3%
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 168,209
200 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 161,032
1,290 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 1,274,175
Total Australia 1,603,416
Barbados - 0.1%
200 Barbados Government International Bond
, 144A
6.500% 10/01/29 184,760
Total Barbados 184,760

Principal
Amount (000) Description (a) Coupon Maturity Value
Belgium - 0.0%
$ 50 Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.900% 2/01/46 $ 43,577
Total Belgium 43,577
Benin - 0.0%
190 EUR Benin Government International Bond ,
144A
4.950% 1/22/35 137,613
100 EUR Benin Government International Bond ,
144A
6.875% 1/19/52 70,239
Total Benin 207,852
Bermuda - 0.1%
200 Bermuda Government International Bond
, 144A
4.750% 2/15/29 189,523
Total Bermuda 189,523
Brazil - 0.3%
200 B3 SA - Brasil Bolsa Balcao , 144A 4.125% 9/20/31 165,517
200 Banco do Brasil SA/Cayman , 144A 4.875% 1/11/29 185,691
900 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/31 166,550
340 Brazilian Government International Bond 6.000% 10/20/33 320,752
200 Brazilian Government International Bond 5.625% 1/07/41 166,899
210 Brazilian Government International Bond 5.000% 1/27/45 155,246
200 Brazilian Government International Bond 4.750% 1/14/50 138,109
200 (i) JSM Global Sarl , 144A 4.750% 10/20/30 26,000
200 Minerva Luxembourg SA , 144A 8.875% 9/13/33 198,404
145 Petrobras Global Finance BV 6.750% 6/03/50 131,511
115 Petrobras Global Finance BV 5.500% 6/10/51 87,334
200 Suzano Austria GmbH 2.500% 9/15/28 166,176
Total Brazil 1,908,189
Cameroon - 0.0%
100 EUR Republic of Cameroon International Bond
, 144A
5.950% 7/07/32 69,800
Total Cameroon 69,800
Canada - 0.2%
150 Air Canada , 144A 3.875% 8/15/26 136,134
611 Enbridge Inc 5.750% 7/15/80 531,852
175 Enbridge Inc 5.500% 7/15/77 152,695
30 Enbridge Inc 2.500% 8/01/33 22,253
625 GFL Environmental Inc , 144A 5.125% 12/15/26 595,368
Total Canada 1,438,302
Chile - 0.5%
199 Alfa Desarrollo SpA , 144A 2021 1 4.550% 9/27/51 135,857
200 Antofagasta PLC , 144A 5.625% 5/13/32 190,558
200 Banco del Estado de Chile , 144A 2.704% 1/09/25 191,005
175 Cia Cervecerias Unidas SA , 144A 3.350% 1/19/32 143,255
200 Corp Nacional del Cobre de Chile , 144A 3.000% 9/30/29 169,445
150 Empresa Nacional de Telecomunicaciones
SA , 144A
3.050% 9/14/32 114,375
200 Empresa Nacional del Petroleo , 144A 6.150% 5/10/33 191,850
200 Inversiones CMPC SA , 144A 6.125% 6/23/33 194,750
Total Chile 1,331,095
China - 0.1%
200 Agile Group Holdings Ltd , Reg S 5.500% 5/17/26 16,500
200 ENN Clean Energy International Investment
Ltd , 144A
3.375% 5/12/26 183,604
200 Lenovo Group Ltd , 144A 3.421% 11/02/30 163,097

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
China
$ 200 RKPF Overseas 2020 A Ltd , Reg S 5.200% 1/12/26 $ 73,650
Total China 436,851
Colombia - 0.2%
350 Colombia Government International Bond 3.125% 4/15/31 258,600
200 Colombia Government International Bond 7.500% 2/02/34 188,844
205 Colombia Government International Bond 3.250% 4/22/32 147,117
200 Ecopetrol SA 4.625% 11/02/31 152,695
200 Ecopetrol SA 5.875% 11/02/51 127,462
200 Empresas Publicas de Medellin ESP , 144A 4.250% 7/18/29 160,487
200 Grupo Aval Ltd , 144A 4.375% 2/04/30 152,254
Total Colombia 1,187,459
Costa Rica - 0.4%
200 Costa Rica Government International Bond
, 144A
6.550% 4/03/34 194,344
200 Costa Rica Government International Bond
, 144A
7.000% 4/04/44 189,459
200 Instituto Costarricense de Electricidad ,
144A
6.750% 10/07/31 192,495
200 Liberty Costa Rica Senior Secured Finance
, 144A
10.875% 1/15/31 200,500
Total Costa Rica 776,798
Cote d'Ivoire - 0.2%
395 Ivory Coast Government International Bond
, Reg S
6.125% 6/15/33 326,862
270 EUR Ivory Coast Government International Bond
, Reg S
6.875% 10/17/40 210,682
Total Cote d'Ivoire 537,544
Czech Republic - 0.0%
1,700 CZK Czech Republic Government Bond 1.750% 6/23/32 58,270
Total Czech Republic 58,270
Dominican Republic - 0.2%
425 Dominican Republic International Bond ,
Reg S
7.450% 4/30/44 387,280
270 Dominican Republic International Bond ,
Reg S
4.875% 9/23/32 218,993
6,700 DOP Dominican Republic International Bond ,
144A
13.000% 6/10/34 137,309
150 Dominican Republic International Bond ,
144A
4.875% 9/23/32 121,663
Total Dominican Republic 865,245
Ecuador - 0.1%
623 Ecuador Government International Bond ,
144A
1.000% 7/31/35 230,262
137 Ecuador Government International Bond ,
Reg S
3.500% 7/31/35 50,675
Total Ecuador 280,937
Egypt - 0.0%
300 Egypt Government International Bond , Reg
S
7.903% 2/21/48 153,180
200 Egypt Government International Bond ,
144A
5.800% 9/30/27 131,206
200 Egypt Government International Bond ,
144A
7.600% 3/01/29 128,260
220 Egypt Government International Bond ,
144A
7.300% 9/30/33 121,994

Principal
Amount (000) Description (a) Coupon Maturity Value
Egypt
$ 225 Egypt Government International Bond ,
144A
8.500% 1/31/47 $ 119,515
205 Egypt Government International Bond ,
144A
8.875% 5/29/50 110,700
Total Egypt 764,855
El Salvador - 0.0%
190 El Salvador Government International Bond
, 144A
7.125% 1/20/50 123,121
135 El Salvador Government International Bond
, Reg S
6.375% 1/18/27 109,779
65 El Salvador Government International Bond
, Reg S
7.650% 6/15/35 45,781
40 El Salvador Government International Bond
, Reg S
5.875% 1/30/25 36,204
Total El Salvador 314,885
France - 0.0%
25 TotalEnergies Capital International SA 2.986% 6/29/41 17,423
Total France 17,423
Germany - 0.0%
135 Deutsche Bank AG/New York NY 1.447% 4/01/25 131,234
Total Germany 131,234
Ghana - 0.1%
355 Ghana Government International Bond ,
Reg S
7.625% 5/16/29 156,527
250 Ghana Government International Bond ,
144A
8.750% 3/11/61 105,685
235 Ghana Government International Bond ,
144A
7.750% 4/07/29 103,987
200 Kosmos Energy Ltd , 144A 7.750% 5/01/27 184,323
Total Ghana 550,522
Guatemala - 0.0%
200 CT Trust , 144A 5.125% 2/03/32 156,042
200 Guatemala Government Bond , 144A 3.700% 10/07/33 153,227
180 Millicom International Cellular SA , 144A
2029 2029
6.250% 3/25/29 152,828
Total Guatemala 462,097
Honduras - 0.0%
175 Honduras Government International Bond
, 144A
5.625% 6/24/30 148,889
–(j) Honduras Government International Bond
, Reg S
7.500% 3/15/24 7
Total Honduras 148,896
Hungary - 0.2%
29,000 HUF Hungary Government Bond 2.000% 5/23/29 59,958
200 Hungary Government International Bond ,
144A
5.250% 6/16/29 190,746
200 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 196,600
Total Hungary 447,304
India - 0.1%
200 Adani Ports & Special Economic Zone Ltd ,
144A
3.100% 2/02/31 137,950
200 Export-Import Bank of India , 144A 2.250% 1/13/31 155,140
200 Indian Railway Finance Corp Ltd , 144A 3.570% 1/21/32 166,072
200 Network i2i Ltd , 144A 3.975% 6/03/72 181,436

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
India
$ 200 Power Finance Corp Ltd , 144A 3.950% 4/23/30 $ 173,764
200 ReNew Wind Energy AP2 / ReNew Power
Pvt Ltd other 9 Subsidiaries , 144A
4.500% 7/14/28 168,186
200 UltraTech Cement Ltd , 144A 2.800% 2/16/31 157,158
Total India 1,139,706
Indonesia - 0.3%
200 Freeport Indonesia PT , 144A 6.200% 4/14/52 167,301
850,000 IDR Indonesia Treasury Bond 7.000% 9/15/30 55,623
500 Pertamina Persero PT , 144A 2.300% 2/09/31 387,281
200 Perusahaan Penerbit SBSN Indonesia III ,
144A
4.700% 6/06/32 188,828
335 Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara , Reg S
3.875% 7/17/29 298,458
200 Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara , Reg S
5.250% 5/15/47 161,000
Total Indonesia 1,258,491
Iraq - 0.1%
225 Iraq International Bond , 144A 5.800% 1/15/28 207,724
Total Iraq 207,724
Ireland - 0.0%
85 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% 1/30/32 67,567
40 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% 1/15/27 39,804
Total Ireland 107,371
Israel - 0.1%
200 Bank Leumi Le-Israel BM , 144A, Reg S 5.125% 7/27/27 194,050
80 Energean Israel Finance Ltd , 144A, Reg S 4.875% 3/30/26 74,316
200 Israel Electric Corp Ltd , 144A, Reg S 4.250% 8/14/28 183,272
127 Leviathan Bond Ltd , 144A, Reg S 6.500% 6/30/27 120,270
75 Leviathan Bond Ltd , 144A, Reg S 6.750% 6/30/30 68,897
32 Leviathan Bond Ltd , 144A, Reg S 6.125% 6/30/25 31,083
175 EUR Teva Pharmaceutical Finance Netherlands
II BV
4.375% 5/09/30 157,768
Total Israel 829,656
Jamaica - 0.2%
215 Jamaica Government International Bond 7.875% 7/28/45 236,497
225 Jamaica Government International Bond 6.750% 4/28/28 228,302
Total Jamaica 464,799
Jordan - 0.2%
200 Jordan Government International Bond ,
144A
4.950% 7/07/25 193,220
200 Jordan Government International Bond ,
144A
5.850% 7/07/30 177,293
Total Jordan 370,513
Kazakhstan - 0.4%
200 Development Bank of Kazakhstan JSC ,
144A
5.750% 5/12/25 199,380
200 Kazakhstan Government International Bond
, 144A
6.500% 7/21/45 202,964
200 KazMunayGas National Co JSC , 144A 5.375% 4/24/30 181,566
200 KazMunayGas National Co JSC , 144A 3.500% 4/14/33 149,260
200 Tengizchevroil Finance Co International Ltd
, 144A
4.000% 8/15/26 179,532
Total Kazakhstan 912,702

Principal
Amount (000) Description (a) Coupon Maturity Value
Kenya - 0.0%
$ 200 Republic of Kenya Government International
Bond , 144A
7.250% 2/28/28 $ 160,598
200 Republic of Kenya Government International
Bond , 144A
6.300% 1/23/34 132,635
Total Kenya 293,233
Macau - 0.0%
200 Sands China Ltd 5.375% 8/08/25 193,739
Total Macau 193,739
Malaysia - 0.1%
600 MYR Malaysia Government Bond 3.900% 11/30/26 128,745
215 MISC Capital Two Labuan Ltd , 144A 3.750% 4/06/27 198,565
200 Petronas Capital Ltd , 144A 3.500% 4/21/30 177,105
205 Petronas Capital Ltd , 144A 3.404% 4/28/61 127,143
Total Malaysia 631,558
Mexico - 0.9%
200 Banco Nacional de Comercio Exterior SNC/
Cayman Islands , 144A
4.375% 10/14/25 193,703
200 Banco Nacional de Comercio Exterior SNC/
Cayman Islands , 144A
2.720% 8/11/31 164,992
200 Braskem Idesa SAPI , 144A 6.990% 2/20/32 120,249
200 Cemex SAB de CV , 144A 3.875% 7/11/31 167,523
200 Comision Federal de Electricidad , 144A 4.688% 5/15/29 179,735
230 Comision Federal de Electricidad , 144A 3.348% 2/09/31 179,349
200 Comision Federal de Electricidad , 144A 6.125% 6/16/45 169,357
200 Electricidad Firme de Mexico Holdings SA
de CV , 144A
4.900% 11/20/26 175,491
200 Grupo Aeromexico SAB de CV , 144A 8.500% 3/17/27 187,300
2,350 MXN Mexican Bonos 7.500% 6/03/27 123,072
3,600 MXN Mexican Bonos 8.500% 11/18/38 182,003
300 Mexico Government International Bond 4.400% 2/12/52 207,552
200 Mexico Government International Bond 4.280% 8/14/41 147,444
200 Nemak SAB de CV , 144A 3.625% 6/28/31 150,278
545 Petroleos Mexicanos 6.840% 1/23/30 425,755
412 Petroleos Mexicanos 6.750% 9/21/47 244,125
245 Petroleos Mexicanos 5.950% 1/28/31 175,359
100 EUR Petroleos Mexicanos , Reg S 3.625% 11/24/25 94,736
140 Petroleos Mexicanos 6.375% 1/23/45 81,732
25 Petroleos Mexicanos 6.500% 1/23/29 20,290
Total Mexico 3,390,045
Mongolia - 0.1%
300 Mongolia Government International Bond
, 144A
5.125% 4/07/26 279,782
Total Mongolia 279,782
Morocco - 0.1%
200 Morocco Government International Bond ,
144A
5.950% 3/08/28 197,000
200 Morocco Government International Bond ,
144A
5.500% 12/11/42 161,707
200 OCP SA , 144A 3.750% 6/23/31 157,583
200 OCP SA , 144A 5.125% 6/23/51 132,000
Total Morocco 648,290
Namibia - 0.0%
200 Namibia International Bonds , 144A 5.250% 10/29/25 188,180
Total Namibia 188,180

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Netherlands - 0.0%
$ 185 Aegon NV 5.500% 4/11/48 $ 170,600
200 VEON Holdings BV , Reg S 4.000% 4/09/25 168,500
Total Netherlands 339,100
Nigeria - 0.1%
200 Access Bank PLC , 144A 6.125% 9/21/26 168,180
400 Nigeria Government International Bond ,
144A
8.375% 3/24/29 342,000
200 Nigeria Government International Bond ,
144A
7.375% 9/28/33 147,552
200 Nigeria Government International Bond ,
Reg S
7.625% 11/28/47 132,628
Total Nigeria 790,360
Oman - 0.3%
385 Oman Government International Bond ,
Reg S
5.625% 1/17/28 374,797
200 Oman Government International Bond ,
144A
6.250% 1/25/31 197,258
200 Oman Government International Bond ,
Reg S
6.750% 1/17/48 183,514
Total Oman 755,569
Pakistan - 0.0%
260 Pakistan Government International Bond ,
144A
8.875% 4/08/51 119,600
200 Pakistan Government International Bond ,
144A
6.000% 4/08/26 102,950
200 Pakistan Water & Power Development
Authority , Reg S
7.500% 6/04/31 87,308
Total Pakistan 309,858
Panama - 0.2%
200 Aeropuerto Internacional de Tocumen SA ,
144A
5.125% 8/11/61 145,000
200 C&W Senior Financing DAC , 144A 6.875% 9/15/27 175,866
190 Panama Bonos del Tesoro 3.362% 6/30/31 157,510
155 Panama Notas del Tesoro 3.750% 4/17/26 140,928
182 UEP Penonome II SA , 144A 6.500% 10/01/38 137,092
Total Panama 756,396
Paraguay - 0.0%
200 Paraguay Government International Bond ,
144A
2.739% 1/29/33 152,002
Total Paraguay 152,002
Peru - 0.2%
120 Banco de Credito del Peru S.A , 144A 3.125% 7/01/30 110,158
65 Banco de Credito del Peru S.A , 144A 3.250% 9/30/31 57,113
300 Fondo MIVIVIENDA SA , 144A 4.625% 4/12/27 283,046
200 Kallpa Generacion SA , Reg S 4.875% 5/24/26 190,492
300 PEN Peru Government Bond 5.400% 8/12/34 67,572
200 Peruvian Government International Bond 3.000% 1/15/34 154,012
250 PEN Peruvian Government International Bond ,
144A
5.400% 8/12/34 56,003
95 Volcan Cia Minera SAA , 144A 4.375% 2/11/26 54,225
Total Peru 972,621
Philippines - 0.0%
200 Philippine Government International Bond 4.200% 3/29/47 154,275
Total Philippines 154,275

Principal
Amount (000) Description (a) Coupon Maturity Value
Poland - 0.2%
$ 200 Bank Gospodarstwa Krajowego , 144A 5.375% 5/22/33 $ 188,500
370 PLN Republic of Poland Government Bond 0.250% 10/25/26 73,350
300 PLN Republic of Poland Government Bond 2.750% 10/25/29 59,567
192 Republic of Poland Government
International Bond
5.500% 4/04/53 173,530
Total Poland 494,947
Qatar - 0.2%
200 Qatar Government International Bond , Reg
S
4.400% 4/16/50 162,890
310 QatarEnergy , 144A 3.300% 7/12/51 200,917
200 QNB Finance Ltd , Reg S 2.625% 5/12/25 189,315
Total Qatar 553,122
Republic of Serbia - 0.1%
200 Serbia International Bond , 144A 6.500% 9/26/33 190,106
Total Republic of Serbia 190,106
Romania - 0.0%
550 RON Romania Government Bond 3.650% 9/24/31 94,092
200 RON Romania Government Bond 4.150% 1/26/28 38,579
140 Romanian Government International Bond
, 144A
3.000% 2/27/27 127,111
Total Romania 259,782
Rwanda - 0.1%
300 Rwanda International Government Bond ,
144A
5.500% 8/09/31 231,729
Total Rwanda 231,729
Saudi Arabia - 0.3%
200 EIG Pearl Holdings Sarl , 144A 4.387% 11/30/46 144,888
200 Saudi Arabian Oil Co , Reg S 4.250% 4/16/39 162,490
385 Saudi Government International Bond , Reg
S
3.750% 1/21/55 255,062
325 Saudi Government International Bond ,
144A
2.250% 2/02/33 248,845
Total Saudi Arabia 811,285
Senegal - 0.0%
215 Senegal Government International Bond ,
Reg S
6.750% 3/13/48 143,951
200 Senegal Government International Bond ,
144A
6.750% 3/13/48 133,810
100 EUR Senegal Government International Bond ,
144A
5.375% 6/08/37 67,410
Total Senegal 345,171
South Africa - 0.6%
500 Eskom Holdings SOC Ltd , 144A 8.450% 8/10/28 474,400
200 Eskom Holdings SOC Ltd , 144A 6.350% 8/10/28 181,746
200 MTN Mauritius Investments Ltd , 144A 6.500% 10/13/26 195,479
3,075 ZAR Republic of South Africa Government Bond 7.000% 2/28/31 127,426
2,875 ZAR Republic of South Africa Government Bond 8.875% 2/28/35 119,639
225 Republic of South Africa Government
International Bond
5.875% 4/20/32 191,250
200 Republic of South Africa Government
International Bond
5.375% 7/24/44 133,803
200 Republic of South Africa Government
International Bond
5.650% 9/27/47 132,638
200 Sasol Financing USA LLC , 144A 8.750% 5/03/29 192,295

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
South Africa
$ 250 Transnet SOC Ltd , 144A 8.250% 2/06/28 $ 239,310
Total South Africa 1,987,986
Sri Lanka - 0.1%
415 Sri Lanka Government International Bond ,
Reg S
6.850% 11/03/25 197,694
Total Sri Lanka 197,694
Supranational - 0.0%
5,000 INR Asian Development Bank 6.150% 2/25/30 57,588
200 Banque Ouest Africaine de Developpement
, 144A
4.700% 10/22/31 158,800
Total Supranational 216,388
Switzerland - 0.0%
35 Credit Suisse AG/New York NY 5.000% 7/09/27 33,620
1,645 Credit Suisse Group AG 7.250% 3/12/72 156,275
1,000 Credit Suisse Group AG 0.000% 1/17/72 95,000
735 Credit Suisse Group AG 7.500% 1/17/72 69,825
575 Credit Suisse Group AG 7.500% 6/11/72 54,625
300 Credit Suisse Group AG 6.380% 2/21/72 28,500
Total Switzerland 437,845
Thailand - 0.0%
200 Bangkok Bank PCL/Hong Kong , 144A 3.466% 9/23/36 155,058
6,150 THB Thailand Government Bond 2.875% 12/17/28 168,991
Total Thailand 324,049
Turkey - 0.5%
200 Anadolu Efes Biracilik Ve Malt Sanayii AS ,
144A
3.375% 6/29/28 163,793
245 Turkey Government International Bond 5.125% 2/17/28 218,270
250 Turkey Government International Bond 6.000% 1/14/41 184,205
200 Turkiye Ihracat Kredi Bankasi AS , 144A 6.125% 5/03/24 197,960
200 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 186,641
200 Turkiye Sise ve Cam Fabrikalari AS , 144A 6.950% 3/14/26 194,240
Total Turkey 1,145,109
Uganda - 0.0%
669,000 UGX Republic of Uganda Government Bonds 14.250% 8/23/29 172,295
Total Uganda 172,295
Ukraine - 0.0%
200 NAK Naftogaz Ukraine via Kondor Finance
PLC , Reg S
7.650% 7/31/24 134,000
425 Ukraine Government International Bond ,
144A
6.876% 5/21/31 113,687
360 Ukraine Government International Bond ,
144A
7.253% 3/15/35 96,300
115 Ukraine Government International Bond ,
Reg S
7.750% 9/01/24 38,538
100 Ukraine Government International Bond ,
Reg S
7.750% 9/01/28 28,672
Total Ukraine 411,197
United Arab Emirates - 0.4%
400 Emirate of Dubai Government International
Bonds , Reg S
3.900% 9/09/50 271,957
435 Galaxy Pipeline Assets Bidco Ltd , 144A 2.625% 3/31/36 336,132
228 Galaxy Pipeline Assets Bidco Ltd , 144A
2022 2022
2.940% 9/30/40 175,456
240 MDGH GMTN RSC Ltd , 144A 4.375% 11/22/33 218,700

Principal
Amount (000) Description (a) Coupon Maturity Value
United Arab Emirates
$ 194 Sweihan PV Power Co PJSC , 144A 2022 1 3.625% 1/31/49 $ 150,036
Total United Arab Emirates 1,152,281
United Kingdom - 0.0%
30 BAT Capital Corp 2.726% 3/25/31 23,149
15 BAT Capital Corp 3.984% 9/25/50 9,414
75 HSBC Holdings PLC 4.583% 6/19/29 69,340
190 Vodafone Group PLC 4.125% 6/04/81 146,705
Total United Kingdom 248,608
Uruguay - 0.0%
6,200 UYU Uruguay Government International Bond 8.250% 5/21/31 148,354
80 Uruguay Government International Bond 4.375% 1/23/31 76,478
Total Uruguay 224,832
Uzbekistan - 0.1%
200 Republic of Uzbekistan International Bond
, Reg S
4.750% 2/20/24 197,478
Total Uzbekistan 197,478
Zambia - 0.1%
425 Zambia Government International Bond ,
144A
8.500% 4/14/24 232,687
Total Zambia 232,687
Total Emerging Market Debt and Foreign Corporate Bonds
(cost $53,777,324) 40,040,806
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 8.4% (5.4% of
Total Investments) X 36,252,988
Data Center REITs - 1.0%
11,900 Digital Realty Trust Inc   $ 1,440,138
4,069 Equinix Inc   2,955,152
Total Data Center REITs 4,395,290
Health Care REITs - 0.6%
20,500 Healthpeak Properties Inc   376,380
33,100 Parkway Life Real Estate Investment Trust   89,278
13,300 Ventas Inc   560,329
18,200 Welltower Inc   1,490,944
Total Health Care REITs 2,516,931
Hotel & Resort REITs - 0.2%
32,300 Host Hotels & Resorts Inc   519,061
3,800 Ryman Hospitality Properties Inc   316,464
Total Hotel & Resort REITs 835,525
Industrial REITs - 1.6%
2,500 EastGroup Properties Inc   416,325
41,667 Prologis Inc   4,675,454
23,800 Rexford Industrial Realty Inc   1,174,530
13,700 Terreno Realty Corp   778,160
Total Industrial REITs 7,044,469
Multi-Family Residential REITs - 0.8%
8,200 AvalonBay Communities Inc   1,408,268
10,200 Equity Residential   598,842
2,500 Essex Property Trust Inc   530,225
19,100 Independence Realty Trust Inc   268,737

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares Description (a) Value
Multi-Family Residential REITs (continued)
5,100 Mid-America Apartment Communities Inc   $ 656,115
Total Multi-Family Residential REITs 3,462,187
Office REITs - 0.2%
4,200 Alexandria Real Estate Equities Inc   420,420
4,800 Boston Properties Inc   285,504
1,900 SL Green Realty Corp   70,870
7,500 Vornado Realty Trust   170,100
Total Office REITs 946,894
Other Specialized REITs - 0.4%
12,400 Gaming and Leisure Properties Inc   564,820
41,200 VICI Properties Inc   1,198,920
Total Other Specialized REITs 1,763,740
Retail REITs - 1.3%
5,100 Agree Realty Corp   281,724
26,400 Brixmor Property Group Inc   548,592
37,800 Kimco Realty Corp   664,902
25,500 Kite Realty Group Trust   546,210
16,900 Realty Income Corp   843,986
14,400 Regency Centers Corp   855,936
16,000 Simon Property Group Inc   1,728,480
Total Retail REITs 5,469,830
Self-Storage REITs - 0.4%
4,100 Extra Space Storage Inc   498,478
3,800 Public Storage   1,001,376
Total Self-Storage REITs 1,499,854
Single-Family Residential REITs - 0.7%
29,800 American Homes 4 Rent, Class A   1,003,962
14,500 Equity LifeStyle Properties Inc   923,795
5,200 Invitation Homes Inc   164,788
7,900 Sun Communities Inc   934,886
Total Single-Family Residential REITs 3,027,431
Telecom Tower REITs - 1.1%
17,346 American Tower Corp   2,852,550
11,188 Crown Castle Inc   1,029,631
3,882 SBA Communications Corp   777,060
Total Telecom Tower REITs 4,659,241
Timber REITs - 0.1%
20,600 Weyerhaeuser Co   631,596
Total Timber REITs 631,596
Total Real Estate Investment Trust Common Stocks
(cost $32,738,030) 36,252,988
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7% (4.3% of
Total Investments) X 28,716,552
$ 1,783 United States Treasury Inflation Indexed
Bonds
1.250% 4/15/28 $ 1,695,492
273 United States Treasury Inflation Indexed
Bonds
0.500% 4/15/24 267,902
344 United States Treasury Inflation Indexed
Bonds
3.375% 4/15/32 371,127
539 United States Treasury Inflation Indexed
Bonds
2.000% 1/15/26 528,421

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 769 United States Treasury Inflation Indexed
Bonds
0.125% 4/15/25 $ 733,768
798 United States Treasury Inflation Indexed
Bonds
0.750% 7/15/28 742,154
786 United States Treasury Inflation Indexed
Bonds
0.625% 1/15/24 778,491
896 United States Treasury Inflation Indexed
Bonds
0.250% 7/15/29 798,400
811 United States Treasury Inflation Indexed
Bonds
2.375% 1/15/25 801,092
884 United States Treasury Inflation Indexed
Bonds
0.125% 10/15/25 837,193
850 United States Treasury Inflation Indexed
Bonds
3.625% 4/15/28 893,505
965 United States Treasury Inflation Indexed
Bonds
0.625% 1/15/26 917,192
932 United States Treasury Inflation Indexed
Bonds
0.125% 4/15/26 871,118
1,140 United States Treasury Inflation Indexed
Bonds
0.125% 7/15/31 968,239
1,744 United States Treasury Inflation Indexed
Bonds
1.125% 1/15/33 1,575,287
1,555 United States Treasury Inflation Indexed
Bonds
1.375% 7/15/33 1,437,673
1,487 United States Treasury Inflation Indexed
Bonds
0.500% 1/15/28 1,370,484
1,398 United States Treasury Inflation Indexed
Bonds
0.125% 10/15/26 1,300,232
1,392 United States Treasury Inflation Indexed
Bonds
0.375% 1/15/27 1,294,691
968 United States Treasury Inflation Indexed
Bonds
0.250% 1/15/25 930,964
1,485 United States Treasury Inflation Indexed
Bonds
0.125% 1/15/30 1,294,463
1,211 United States Treasury Inflation Indexed
Bonds
0.875% 1/15/29 1,123,099
1,192 United States Treasury Inflation Indexed
Bonds
0.125% 7/15/30 1,033,031
1,031 United States Treasury Inflation Indexed
Bonds
0.375% 7/15/25 987,180
1,353 United States Treasury Inflation Indexed
Bonds
0.125% 4/15/27 1,242,200
903 United States Treasury Note/Bond 3.875% 5/15/43 784,611
879 United States Treasury Note/Bond 3.875% 8/15/33 830,234
641 United States Treasury Note/Bond 3.625% 5/15/53 530,645
200 United States Treasury Note/Bond 4.375% 11/15/39 190,320
901 United States Treasury Note/Bond 4.125% 7/31/28 881,474
446 United States Treasury Note/Bond 2.875% 5/15/49 317,944
200 United States Treasury Note/Bond 4.750% 7/31/25 198,672
191 United States Treasury Note/Bond 4.375% 10/31/24 189,254
Total U.S. Government and Agency Obligations
(cost $29,156,355) 28,716,552
Principal
Amount (000) Description (a),(l) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 6.4% (4.1% of Total
Investments) X 27,736,300
Banks - 5.4%
$ 240 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (k) $ 232,070
640 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (k) 528,222
600 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (k) 561,928

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000) Description (a),(l) Coupon Maturity Value
Banks (continued)
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (k) $ 198,450
200 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (k) 178,121
500 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (k) 460,008
600 Banco Santander SA , Reg S 7.500% N/A (k) 583,500
800 Banco Santander SA 4.750% N/A (k) 593,486
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 170,500
700 Barclays PLC 8.000% N/A (k) 628,209
895 Barclays PLC 8.000% N/A (k) 879,991
630 Barclays PLC 6.125% N/A (k) 570,432
200 BBVA Bancomer SA/Texas, 144A 5.125% 1/18/33 172,197
200 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 197,132
380 BNP Paribas SA, 144A 7.375% N/A (k) 371,634
410 BNP Paribas SA, 144A 8.500% N/A (k) 401,112
200 BNP Paribas SA, 144A 9.250% N/A (k) 204,616
985 BNP Paribas SA, 144A 7.750% N/A (k) 935,025
515 BNP Paribas SA, 144A 6.625% N/A (k) 507,834
290 BNP Paribas SA, 144A 7.000% N/A (k) 265,736
755 Credit Agricole SA, 144A 8.125% N/A (k) 749,519
805 Credit Agricole SA, 144A 7.875% N/A (k) 798,963
2,120 HSBC Holdings PLC 6.375% N/A (k) 2,036,483
715 HSBC Holdings PLC 8.000% N/A (k) 704,116
910 HSBC Holdings PLC 6.000% N/A (k) 809,082
845 ING Groep NV 5.750% N/A (k) 748,299
530 ING Groep NV , Reg S 6.750% N/A (k) 519,400
900 ING Groep NV 6.500% N/A (k) 848,257
420 Intesa Sanpaolo SpA, 144A 7.700% N/A (k) 393,774
555 Lloyds Banking Group PLC 7.500% N/A (k) 541,472
1,225 Lloyds Banking Group PLC 7.500% N/A (k) 1,144,488
240 Lloyds Banking Group PLC 8.000% N/A (k) 215,152
500 Macquarie Bank Ltd/London, 144A 6.125% N/A (k) 444,624
680 NatWest Group PLC 8.000% N/A (k) 660,688
1,010 NatWest Group PLC 6.000% N/A (k) 926,837
380 Nordea Bank Abp, 144A 6.625% N/A (k) 354,765
1,060 Societe Generale SA, 144A 9.375% N/A (k) 1,038,658
320 Societe Generale SA, 144A 6.750% N/A (k) 259,658
655 Societe Generale SA, 144A 7.875% N/A (k) 649,593
245 Societe Generale SA, 144A 8.000% N/A (k) 239,229
600 Standard Chartered PLC, 144A 7.750% N/A (k) 581,062
435 UniCredit SpA , Reg S 8.000% N/A (k) 427,931
Total Banks 23,732,253
Financial Services - 1.0%
1,400 Deutsche Bank AG 6.000% N/A (k) 1,092,687
200 Deutsche Bank AG 7.500% N/A (k) 175,071
1,165 UBS Group AG , Reg S 6.875% N/A (k) 1,097,980
1,030 UBS Group AG , Reg S 7.000% N/A (k) 997,813
650 UBS Group AG, 144A 7.000% N/A (k) 640,496
Total Financial Services 4,004,047
Total Contingent Capital Securities
(cost $31,523,060) 27,736,300
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 4.1% (2.6% of Total
Investments) X 17,803,481
Automobiles & Components - 0.1%
3,634 Dr Ing hc F Porsche AG 0.000% $ 340,968
Total Automobiles & Components 340,968

Shares   Description (a) Coupon Value
Banks - 1.2%
270,400 Banco Bradesco SA 0.000% $ 769,259
4,750 Farm Credit Bank of Texas, 144A 9.681% 473,812
20,222 Fifth Third Bancorp 6.625% 517,683
195,800 Itau Unibanco Holding SA 0.000% 1,059,915
24,325 KeyCorp 6.125% 540,015
27,025 KeyCorp 6.200% 533,474
25,814 New York Community Bancorp Inc 6.375% 580,557
12,231 Regions Financial Corp 6.375% 286,328
8,400 Synovus Financial Corp 5.875% 180,852
7,800 Western Alliance Bancorp 4.250% 127,764
14,500 Wintrust Financial Corp 6.875% 335,675
Total Banks 5,405,334
Capital Goods - 0.2%
20,500 Air Lease Corp 6.150% 492,000
6,800 WESCO International Inc 10.625% 179,588
Total Capital Goods 671,588
Energy - 0.4%
5,400 Energy Transfer LP 7.600% 131,922
30,300 NuStar Energy LP 11.315% 774,165
18,300 NuStar Energy LP 12.438% 471,408
389,333 Raizen SA 0.000% 277,290
Total Energy 1,654,785
Financial Services - 0.6%
21,900 Equitable Holdings Inc 5.250% 431,430
32,206 Morgan Stanley 7.125% 826,406
25,000 Morgan Stanley 6.875% 625,000
10,100 Morgan Stanley 6.500% 253,914
10,648 Synchrony Financial 5.625% 171,007
23,800 Voya Financial Inc 5.350% 570,248
Total Financial Services 2,878,005
Food, Beverage & Tobacco - 0.3%
34,746 CHS Inc 7.100% 886,023
24,270 CHS Inc 6.750% 607,478
Total Food, Beverage & Tobacco 1,493,501
Insurance - 1.2%
26,566 American Equity Investment Life Holding Co 5.950% 598,532
24,200 American Equity Investment Life Holding Co 6.625% 587,092
29,048 Aspen Insurance Holdings Ltd 9.593% 743,629
15,200 Aspen Insurance Holdings Ltd 5.625% 292,448
11,000 Assurant Inc 5.250% 214,500
19,836 Athene Holding Ltd 6.350% 429,449
17,290 Athene Holding Ltd 6.375% 415,825
2,500 Axis Capital Holdings Ltd 5.500% 50,125
16,432 Enstar Group Ltd 7.000% 408,993
21,737 Reinsurance Group of America Inc 5.750% 543,642
20,609 Reinsurance Group of America Inc 7.125% 538,719
8,200 Selective Insurance Group Inc 4.600% 133,824
Total Insurance 4,956,778
Telecommunication Services - 0.0%
7,900 AT&T Inc 4.750% 151,522
Total Telecommunication Services 151,522

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Shares   Description (a) Coupon Value
Utilities - 0.1%
10,000 NiSource Inc 6.500% $ 251,000
Total Utilities 251,000
Total $25 Par (or similar) Retail Preferred
(cost $19,236,894) 17,803,481
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 3.5% (2.3% of Total Investments) X 15,311,539
Automobiles & Components - 0.1%
$ 200 Ford Motor Credit Co LLC 3.625% 6/17/31 $ 161,610
20 General Motors Co 5.400% 4/01/48 15,797
60 General Motors Financial Co Inc 3.600% 6/21/30 50,217
40 General Motors Financial Co Inc 2.750% 6/20/25 37,656
200 Hyundai Capital America, 144A 5.680% 6/26/28 195,531
Total Automobiles & Components 460,811
Banks - 0.2%
200 Bank of America Corp 5.872% 9/15/34 194,636
140 Bank of America Corp 1.658% 3/11/27 125,607
140 Bank of America Corp 2.087% 6/14/29 117,199
40 Bank of America Corp 3.419% 12/20/28 35,882
30 Citibank NA 5.803% 9/29/28 30,004
100 Citigroup Inc 4.910% 5/24/33 90,991
155 JPMorgan Chase & Co 4.851% 7/25/28 149,414
130 JPMorgan Chase & Co 5.350% 6/01/34 123,276
40 Wells Fargo & Co 5.574% 7/25/29 39,024
45 Wells Fargo Bank NA 5.450% 8/07/26 44,699
Total Banks 950,732
Capital Goods - 0.1%
40 Boeing Co/The 5.805% 5/01/50 36,221
15 Boeing Co/The 3.250% 2/01/28 13,527
25 John Deere Capital Corp 4.950% 7/14/28 24,655
45 Raytheon Technologies Corp 2.250% 7/01/30 36,206
15 Raytheon Technologies Corp 4.500% 6/01/42 12,271
30 Roper Technologies Inc 2.000% 6/30/30 23,723
65 Trane Technologies Financing Ltd 3.550% 11/01/24 63,411
Total Capital Goods 210,014
Commercial & Professional Services - 0.4%
973 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 943,974
325 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 301,005
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 248,293
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 175,219
Total Commercial & Professional Services 1,668,491
Consumer Discretionary Distribution & Retail - 0.2%
640 Hertz Corp/The, 144A 4.625% 12/01/26 567,200
20 Lowe's Cos Inc 4.250% 4/01/52 14,754
50 O'Reilly Automotive Inc 1.750% 3/15/31 38,114
Total Consumer Discretionary Distribution & Retail 620,068

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 0.3%
$ 975 Caesars Entertainment Inc, 144A 6.250% 7/01/25 $ 961,655
250 Life Time Inc, 144A 5.750% 1/15/26 242,246
250 MGM Resorts International 6.750% 5/01/25 248,698
Total Consumer Services 1,452,599
Consumer Staples Distribution & Retail - 0.1%
200 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 192,496
40 CVS Health Corp 5.050% 3/25/48 33,234
15 Sysco Corp 2.450% 12/14/31 11,748
20 Target Corp 2.950% 1/15/52 12,201
30 Walmart Inc 4.500% 4/15/53 25,822
25 Walmart Inc 1.050% 9/17/26 22,291
Total Consumer Staples Distribution & Retail 297,792
Energy - 0.3%
500 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 479,086
30 Diamondback Energy Inc 3.250% 12/01/26 28,049
15 Diamondback Energy Inc 4.400% 3/24/51 11,056
35 Energy Transfer LP 4.250% 4/01/24 34,683
35 Energy Transfer LP 5.750% 2/15/33 33,644
25 Energy Transfer LP 5.000% 5/15/50 19,611
100 EnLink Midstream LLC, 144A 6.500% 9/01/30 97,003
70 Enterprise Products Operating LLC 4.200% 1/31/50 53,998
100 EQM Midstream Partners LP, 144A 6.500% 7/01/27 97,648
100 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 88,915
25 Marathon Petroleum Corp 6.500% 3/01/41 24,730
250 Matador Resources Co 5.875% 9/15/26 241,282
100 MPLX LP 4.875% 6/01/25 98,087
30 MPLX LP 2.650% 8/15/30 24,226
30 MPLX LP 4.700% 4/15/48 22,740
40 Phillips 66 Co 5.300% 6/30/33 38,277
Total Energy 1,393,035
Equity Real Estate Investment Trusts (REITs) - 0.1%
125 American Tower Corp 2.750% 1/15/27 112,922
40 Brixmor Operating Partnership LP 2.250% 4/01/28 33,683
30 Essential Properties LP 2.950% 7/15/31 21,871
40 Essex Portfolio LP 2.650% 3/15/32 30,785
35 Federal Realty OP LP 1.250% 2/15/26 31,441
75 Kite Realty Group Trust 4.750% 9/15/30 66,776
50 Regency Centers LP 2.950% 9/15/29 42,555
250 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 226,098
Total Equity Real Estate Investment Trusts (REITs) 566,131
Financial Services - 0.1%
85 Goldman Sachs Group Inc/The 2.650% 10/21/32 65,609
65 Goldman Sachs Group Inc/The 1.948% 10/21/27 57,392
75 Morgan Stanley 5.449% 7/20/29 73,085
50 Morgan Stanley Bank NA 4.754% 4/21/26 48,872
Total Financial Services 244,958
Food, Beverage & Tobacco - 0.0%
50 Constellation Brands Inc 2.875% 5/01/30 41,963
Total Food, Beverage & Tobacco 41,963

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Health Care Equipment & Services - 0.4%
$ 20 Elevance Health Inc 4.625% 5/15/42 $ 16,775
75 HCA Inc 3.500% 9/01/30 63,452
30 Medtronic Global Holdings SCA 4.500% 3/30/33 27,947
200 Select Medical Corp, 144A 6.250% 8/15/26 195,396
650 Tenet Healthcare Corp 4.875% 1/01/26 622,719
625 Tenet Healthcare Corp 4.625% 6/15/28 562,595
250 Tenet Healthcare Corp 6.125% 10/01/28 234,687
Total Health Care Equipment & Services 1,723,571
Household & Personal Products - 0.0%
30 Haleon US Capital LLC 3.625% 3/24/32 25,730
Total Household & Personal Products 25,730
Insurance - 0.3%
475 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 425,286
45 Aon Corp 3.750% 5/02/29 40,796
907 Assurant Inc 7.000% 3/27/48 878,665
45 Berkshire Hathaway Finance Corp 2.850% 10/15/50 27,997
85 Hartford Financial Services Group Inc/The 2.800% 8/19/29 72,912
35 Principal Life Global Funding II, 144A 0.875% 1/12/26 31,254
Total Insurance 1,476,910
Materials - 0.0%
40 Air Products and Chemicals Inc 4.800% 3/03/33 38,375
55 Amcor Flexibles North America Inc 2.690% 5/25/31 43,609
Total Materials 81,984
Media & Entertainment - 0.3%
57 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 41,244
200 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 156,970
100 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 61,797
60 Comcast Corp 2.800% 1/15/51 35,120
35 Comcast Corp 1.500% 2/15/31 26,441
405 iHeartCommunications Inc, 144A 5.250% 8/15/27 320,969
300 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 241,318
69 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 59,530
20 NBCUniversal Media LLC 4.450% 1/15/43 16,444
250 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 220,270
50 Warnermedia Holdings Inc 5.050% 3/15/42 38,669
Total Media & Entertainment 1,218,772
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
25 AbbVie Inc 4.250% 11/21/49 19,791
30 Amgen Inc 5.250% 3/02/33 28,679
30 Amgen Inc 5.650% 3/02/53 28,078
75 CVS Health Corp 1.750% 8/21/30 57,712
30 CVS Health Corp 2.700% 8/21/40 18,913
250 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 200,338
75 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 72,309
45 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 41,812
15 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 14,179
Total Pharmaceuticals, Biotechnology & Life Sciences 481,811

Principal
Amount (000)   Description (a) Coupon Maturity Value
Semiconductors & Semiconductor Equipment - 0.0%
$ 65 Broadcom Inc, 144A 4.926% 5/15/37 $ 56,025
Total Semiconductors & Semiconductor Equipment 56,025
Software & Services - 0.0%
30 Oracle Corp 5.550% 2/06/53 26,285
25 Oracle Corp 4.900% 2/06/33 23,043
70 Salesforce Inc 1.950% 7/15/31 55,437
Total Software & Services 104,765
Technology Hardware & Equipment - 0.0%
65 Apple Inc 2.450% 8/04/26 60,379
15 Apple Inc 2.650% 5/11/50 9,187
Total Technology Hardware & Equipment 69,566
Telecommunication Services - 0.2%
55 AT&T Inc 3.800% 12/01/57 34,844
50 AT&T Inc 3.500% 9/15/53 30,892
45 AT&T Inc 3.650% 6/01/51 29,016
25 AT&T Inc 3.500% 6/01/41 17,368
375 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 341,051
80 Level 3 Financing Inc, 144A 3.400% 3/01/27 74,910
65 T-Mobile USA Inc 5.050% 7/15/33 60,308
35 T-Mobile USA Inc 3.750% 4/15/27 32,705
165 Verizon Communications Inc 1.750% 1/20/31 124,337
Total Telecommunication Services 745,431
Transportation - 0.1%
250 American Airlines Inc, 144A 11.750% 7/15/25 268,748
250 United Airlines Inc, 144A 4.375% 4/15/26 231,198
Total Transportation 499,946
Utilities - 0.2%
90 AEP Transmission Co LLC 5.400% 3/15/53 83,632
35 Ameren Illinois Co 4.950% 6/01/33 33,116
35 DTE Electric Co 5.200% 4/01/33 33,941
60 Duke Energy Carolinas LLC 4.250% 12/15/41 48,015
45 Duke Energy Carolinas LLC 5.350% 1/15/53 41,130
55 Florida Power & Light Co 4.800% 5/15/33 51,989
30 Florida Power & Light Co 5.050% 4/01/28 29,619
100 Georgia Power Co 2.650% 9/15/29 84,914
35 Interstate Power and Light Co 3.100% 11/30/51 20,548
484 PG&E Corp 5.000% 7/01/28 438,397
50 Public Service Co of Colorado 1.875% 6/15/31 38,352
30 Public Service Co of Colorado 2.700% 1/15/51 16,781
Total Utilities 920,434
Total Corporate Bonds
(cost $16,280,130) 15,311,539
Shares Description (a) Value
X –
WARRANTS - 0.2% (0.1% of Total Investments) X 948,269
Energy - 0.1%
3,996 Quarternorth Energy Holding Inc $ 523,476
2,870 Quarternorth Energy Holding Inc 47,355
5,530 Quarternorth Energy Holding Inc 47,005
Total Energy 617,836

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Investment in Derivatives
\\ad.tiaa-cref.org\files\shared\D-DPT-TGAMFA_TCF_FinRptg\TIAA-CREF Fund Folder\Financial Reporting\Scrubbing
Shares Description (a) Value
Media & Entertainment - 0.1%
14,225 Cineworld Group PLC $ 330,433
Total Media & Entertainment 330,433
Total Warrants
(cost $286,667) 948,269
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 170,451
45,948 3i Infrastructure PLC $ 170,451
Total Investment Companies
(cost $181,426) 170,451
Type Description
Number of
Contracts
Notional
Amount (m)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0% (0.0% of Total Investments) X –
Put Consumer Discretionary Select
Sector SPDR Fund
20 $ 300,000 $ 150 10/20/23 $ 1,800
Call General Mills Inc 5 37,500 75 10/20/23 37
Total Options Purchased
(cost $4,092) 25 $ 337,500 1,837
Shares Description (a)
Expiration
Date Value
–
COMMON STOCK RIGHTS - 0.0% (0.0% of Total Investments) X 497
Transportation - 0.0%
156 Localiza Rent a Car SA 11/10/23 $ 497
Total Transportation 497
Total Common Stock Rights
(cost $–) 497
Total Long-Term Investments
(cost $633,830,380) 619,616,328
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 12.0% (7.7% of Total Investments)
–
REPURCHASE AGREEMENTS - 12.0% (7.7% of Total Investments) X 51,714,935
$ 43,835 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price
$43,840,780, collateralized by $61,872,100, U.S. Treasury
Bonds, 2.375%, due 11/15/49, value $40,123,447;
collateralized by $9,375,700, U.S. Treasury Bonds, 1.375%,
due 8/15/50, value $4,588,249
1.600% 10/02/23 $ 43,834,935
7,880 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $7,883,467,
collateralized by $10,089,200, U.S. Treasury Bonds,
3.375%, due 11/15/48, value $8,037,724
5.280% 10/02/23 7,880,000
Total Repurchase Agreements
(cost $51,714,935) 51,714,935
Total Short-Term Investments
(cost $51,714,935) 51,714,935
Total Investments (cost $685,545,315 ) - 155.5% 671,331,263
Borrowings - (28.6)% (n),(o) (123,416,000)
Reverse Repurchase Agreements, including accrued interest
- (17.5)%(p) (75,630,974)
Other Assets & Liabilities, Net -  (9.4)% (40,582,872)
Net Assets Applicable to Common Shares - 100% $ 431,701,417

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description
Number of
Contracts
Notional
Amount (a)
Exercise
Price Expiration Date Value
Call S&P 500 Index (10) $ (4,600,000) $ 4,600 10/20/23 $ (400)
Call S&P 500 Index (15) (6,862,500) 4,575 11/17/23 (13,425)
Call S&P 500 Index (20) (9,200,000) 4,600 11/17/23 (13,000)
Total Options Written (premiums received $65,282) (45) $(20,662,500) $(26,825)
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 100,281 Euro 90,043 Bank of America, N.A. 10/13/23 $ 5,043
U.S. Dollar 780,216 Euro 704,687
Morgan Stanley Capital Services
LLC 10/13/23 34,883
Total $39,926

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks
$
109,129,414
$
107,114,135 $ 2,133
$
216,245,682
Asset-Backed and Mortgage-Backed
Securities – 80,045,877 206,725 80,252,602
Variable Rate Senior Loan Interests – 57,217,831 – 57,217,831
Exchange-Traded Funds 32,123,343 24,086,798 – 56,210,141
$1,000 Par (or similar) Institutional
Preferred – 42,707,352 – 42,707,352
Emerging Market Debt and Foreign
Corporate Bonds – 40,040,806 – 40,040,806
Real Estate Investment Trust Common
Stocks 36,163,710 89,278 – 36,252,988
U.S. Government and Agency Obligations – 28,716,552 – 28,716,552
Contingent Capital Securities – 27,736,300 – 27,736,300
$25 Par (or similar) Retail Preferred 15,633,339 2,170,142 – 17,803,481
Corporate Bonds – 15,311,539 – 15,311,539
Warrants – 948,269 – 948,269
Investment Companies – 170,451 – 170,451
Options Purchased 1,837 – – 1,837
Common Stock Rights 497 – – 497
Short-Term Investments:
Repurchase Agreements – 51,714,935 – 51,714,935
Investments in Derivatives:
Forward Foreign Currency Contracts* – 39,926 – 39,926
Options Written (26,825) – – (26,825)
Total
$
193,025,315
$
478,110,191 $ 208,858
$
671,344,364
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $87,853,457 have been pledged as collateral for reverse repurchase agreements.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Principal Amount (000) rounds to less than $1,000.
(k) Perpetual security. Maturity date is not applicable.
(l) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(m) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(n) Borrowings as a percentage of Total Investments is 18.4%.
(o) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $220,152,931 have been pledged as collateral for borrowings.
(p) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
IDR Indonesian Rupiah
LIBOR London Inter-Bank Offered Rate
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
WI/DD When-issued or delayed delivery security.
ZAR South African Rand